UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	VANGUARD INSTITUTIONAL INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004		Market
		Value
Vanguard Institutional Total Stock Market Index Fund	Shares	(000)
COMMON STOCKS (99.5%)

Auto & Transportation (2.7%)
United Parcel Service, Inc.	80,718	$ 6,128
FedEx Corp.	21,558	1,847
Ford Motor Co.	126,020	1,771
General Motors Corp.	40,384	1,715
Harley-Davidson, Inc.	21,038	1,250
Union Pacific Corp.	18,546	1,087
Burlington Northern Santa Fe Corp.	26,591	1,019
PACCAR, Inc.	12,486	863
Norfolk Southern Corp.	28,064	835
Southwest Airlines Co.	56,377	768
CSX Corp.	15,341	509
Genuine Parts Co.	12,716	488
Expeditors International of Washington, Inc.	7,650	396
Delphi Corp.	40,537	377
C.H. Robinson Worldwide, Inc.	6,150	285
Lear Corp.	4,964	270
J.B. Hunt Transport Services, Inc.	5,812	216
Gentex Corp.	5,600	197
Dana Corp.	10,811	191
* Navistar International Corp.	4,975	185
Polaris Industries, Inc.	3,112	174
BorgWarner, Inc.	3,990	173
* Yellow Roadway Corp.	3,437	161
* JetBlue Airways Corp.	7,428	155
CNF Inc.	3,619	148
Oshkosh Truck Corp.	2,500	143
Overseas Shipholding Group Inc.	2,804	139
* The Goodyear Tire & Rubber Co.	12,893	138
* TRW Automotive Holdings Corp.	7,200	136
Tidewater Inc.	4,118	134
* Landstar System, Inc.	2,104	123
* Laidlaw International Inc.	7,500	123
American Axle & Manufacturing Holdings, Inc.	3,806	111
Werner Enterprises, Inc.	5,716	110
Thor Industries, Inc.	4,124	109
Cooper Tire & Rubber Co.	5,334	108
OMI Corp.	6,500	104
Alexander & Baldwin, Inc.	3,024	103
Florida East Coast Industries, Inc. Class A	2,668	100
Heartland Express, Inc.	5,371	99
* Swift Transportation Co., Inc.	5,804	98
* EGL, Inc.	3,190	97
ArvinMeritor, Inc.	5,025	94
Modine Manufacturing Co.	3,104	93
* General Maritime Corp.	2,680	93
* Knight Transportation, Inc.	4,220	90
Arkansas Best Corp.	2,400	88
* AMR Corp.	11,541	85
Wabtec Corp.	4,454	83
Winnebago Industries, Inc.	2,400	83
* Kansas City Southern	5,407	82
Sauer-Danfoss, Inc.	4,738	81
Bandag, Inc.	1,769	77
* Offshore Logistics, Inc.	2,248	77
USF Corp.	2,116	76
Visteon Corp.	9,409	75
* Wabash National Corp.	2,519	69
* Fleetwood Enterprises, Inc.	4,542	69
* Alaska Air Group, Inc.	2,745	68
Skywest, Inc.	4,516	68
* Pacer International, Inc.	4,100	67
* Aviall Inc.	3,273	67
* Forward Air Corp.	1,664	67
* Old Dominion Freight Line, Inc.	2,304	66
Superior Industries International, Inc.	2,037	61
* AirTran Holdings, Inc.	6,098	61
* Tenneco Automotive, Inc.	4,329	57
* Northwest Airlines Corp. Class A	6,676	55
* ExpressJet Holdings, Inc.	5,400	54
* Kirby Corp.	1,300	52
* TBC Corp.	2,311	52
* AAR Corp.	3,994	50
* RailAmerica, Inc.	4,270	47
Overnite Corp.	1,442	45
Coachmen Industries, Inc.	2,815	44
* Continental Airlines, Inc. Class B	5,119	44
Marine Products Corp.	2,166	39
Titan International, Inc.	3,811	37
* Strattec Security Corp.	558	35
Monaco Coach Corp.	1,500	32
* Delta Air Lines, Inc.	9,818	32
* Gulfmark Offshore, Inc.	1,972	32
Todd Shipyards Corp.	1,930	30
* Aftermarket Technology Corp.	2,319	29
Spartan Motors, Inc.	1,961	28
Standard Motor Products, Inc.	1,792	27
* MAIR Holdings, Inc.	3,039	25
* Mesa Air Group Inc.	4,847	25
* SCS Transportation, Inc.	1,283	24
* Petroleum Helicopters, Inc.	1,085	24
* Seabulk International, Inc.	2,019	21
* Collins & Aikman Corp.	4,968	21
* Stoneridge, Inc.	1,318	19
* Pinnacle Airlines Corp.	1,800	18
* FLYI, Inc.	4,572	18
* Genesee & Wyoming Inc. Class A	700	18
* Tower Automotive, Inc.	7,675	16
* America West Holdings Corp. Class B	2,845	15
* Frontier Airlines, Inc.	2,000	15
* International Shipholding Corp.	1,039	15
* Conrad Industries, Inc.	7,466	14
* Dura Automotive Systems, Inc.	1,752	12
* Keystone Automotive Industries, Inc.	500	11
Maritrans Inc.	700	11
* Allied Holdings, Inc.	3,465	8
* Hayes Lemmerz International, Inc.	800	8
The Greenbrier Cos., Inc.	300	7
* Miller Industries, Inc.	609	6
* Republic Airways Holdings Inc.	600	5
* Quantum Fuel Systems Technologies Worldwide, Inc.	921	5
* Impco Technologies Inc.	921	5
* Trailer Bridge, Inc.	823	4
* Quality Distribution Inc.	378	2
* Central Freight Lines, Inc.	205	1
* Accessity Corp.	47	-

		26,217

Consumer Discretionary (15.8%)
Wal-Mart Stores, Inc.	305,362	16,245
Home Depot, Inc.	159,261	6,243
* Time Warner, Inc.	315,454	5,091
* eBay Inc.	47,366	4,355
Viacom Inc. Class B	124,575	4,181
The Walt Disney Co.	147,078	3,317
* Yahoo! Inc.	97,298	3,299
Lowe's Cos., Inc.	56,267	3,058
Gillette Co.	71,824	2,998
Target Corp.	65,437	2,961
McDonald's Corp.	90,216	2,529
* Google Inc.	17,928	2,323
Kimberly-Clark Corp.	35,403	2,287
Carnival Corp.	45,290	2,142
Liberty Media Corp.	209,220	1,824
* DirecTV Group, Inc.	99,170	1,744
Gannett Co., Inc.	19,494	1,633
Cendant Corp.	72,858	1,574
NIKE, Inc. Class B	18,828	1,484
Avon Products, Inc.	33,806	1,477
Costco Wholesale Corp.	33,214	1,380
Clear Channel Communications, Inc.	42,409	1,322
* Starbucks Corp.	28,437	1,293
Best Buy Co., Inc.	23,144	1,255
The Gap, Inc.	64,501	1,206
* Amazon.com, Inc.	29,037	1,186
* Kohl's Corp.	24,268	1,169
Waste Management, Inc.	41,693	1,140
* IAC/InterActiveCorp	50,205	1,106
The McGraw-Hill Cos., Inc.	13,679	1,090
Staples, Inc.	35,653	1,063
* Apollo Group, Inc. Class A	13,873	1,018
* Electronic Arts Inc.	21,400	984
Omnicom Group Inc.	13,419	980
Tribune Co.	22,912	943
International Game Technology	24,876	894
Marriott International, Inc. Class A	16,497	857
Yum! Brands, Inc.	20,964	852
* Fox Entertainment Group, Inc. Class A	30,452	845
Limited Brands, Inc.	37,262	831
* Bed Bath & Beyond, Inc.	21,460	796
TJX Cos., Inc.	36,032	794
* Univision Communications Inc.	23,079	730
J.C. Penney Co., Inc. (Holding Co.)	20,260	715
Starwood Hotels & Resorts Worldwide, Inc.	14,828	688
Eastman Kodak Co.	20,441	659
Washington Post Co. Class B	692	637
Sears, Roebuck & Co.	15,167	604
Federated Department Stores, Inc.	12,909	586
* Coach, Inc.	13,410	569
* Kmart Holding Corp.	6,500	569
E.W. Scripps Co. Class A	11,734	561
Mattel, Inc.	29,844	541
May Department Stores Co.	20,550	527
Hilton Hotels Corp.	27,761	523
Cintas Corp.	12,230	514
Harman International Industries, Inc.	4,686	505
R.R. Donnelley & Sons Co.	15,735	493
* MGM Mirage, Inc.	9,843	489
* Fisher Scientific International Inc.	8,376	489
* EchoStar Communications Corp. Class A	15,504	482
Dollar General Corp.	23,820	480
* AutoZone Inc.	6,006	464
* XM Satellite Radio Holdings, Inc.	14,735	457
Black & Decker Corp.	5,781	448
Harrah's Entertainment, Inc.	7,970	422
New York Times Co. Class A	10,483	410
Newell Rubbermaid, Inc.	19,908	399
VF Corp.	8,007	396
Nordstrom, Inc.	10,163	389
Leggett & Platt, Inc.	13,814	388
* Mohawk Industries, Inc.	4,867	386
Knight Ridder	5,809	380
* Caesars Entertainment, Inc.	22,170	370
Estee Lauder Cos. Class A	8,688	363
* Liberty Media International Inc. Class A	10,783	360
* VeriSign, Inc.	17,954	357
CDW Corp.	6,085	353
* Office Depot, Inc.	22,589	340
RadioShack Corp.	11,708	335
Mandalay Resort Group	4,811	330
Republic Services, Inc. Class A	11,086	330
Jones Apparel Group, Inc.	9,204	330
* AutoNation, Inc.	19,257	329
Family Dollar Stores, Inc.	12,120	328
Aramark Corp. Class B	13,509	326
Tiffany & Co.	10,579	325
Robert Half International, Inc.	12,500	322
* Interpublic Group of Cos., Inc.	30,227	320
* Iron Mountain, Inc.	9,390	318
* Williams-Sonoma, Inc.	8,444	317
Fastenal Co.	5,502	317
* Lamar Advertising Co. Class A	7,493	312
* Pixar, Inc.	3,950	312
* Wynn Resorts Ltd.	5,862	303
* Weight Watchers International, Inc.	7,753	301
PETsMART, Inc.	10,515	299
Manpower Inc.	6,602	294
Liz Claiborne, Inc.	7,662	289
Alberto-Culver Co. Class B	6,631	288
Michaels Stores, Inc.	4,862	288
* Sirius Satellite Radio, Inc.	89,879	288
Whirlpool Corp.	4,703	283
Wendy's International, Inc.	8,176	275
* Toys R Us, Inc.	15,326	272
* ChoicePoint Inc.	6,357	271
ServiceMaster Co.	21,034	270
Darden Restaurants Inc.	11,498	268
Polo Ralph Lauren Corp.	7,198	262
International Flavors & Fragrances, Inc.	6,773	259
Ross Stores, Inc.	10,872	255
Foot Locker, Inc.	10,391	246
Sabre Holdings Corp.	10,032	246
The Stanley Works	5,718	243
Hasbro, Inc.	12,701	239
* Getty Images, Inc.	4,294	237
* Dex Media, Inc.	11,000	233
The McClatchy Co. Class A	3,268	231
* Dollar Tree Stores, Inc.	8,370	226
Station Casinos, Inc.	4,595	225
* Chico's FAS, Inc.	6,406	219
Circuit City Stores, Inc.	14,259	219
Outback Steakhouse	5,207	216
* Brinker International, Inc.	6,903	215
GTECH Holdings Corp.	8,480	215
Abercrombie & Fitch Co.	6,779	214
* Career Education Corp.	7,370	210
* Allied Waste Industries, Inc.	22,988	203
The Neiman Marcus Group, Inc. Class A	3,524	203
* Monster Worldwide Inc.	8,130	200
* Urban Outfitters, Inc.	5,800	200
Regal Entertainment Group Class A	10,400	199
Metro-Goldwyn-Mayer Inc.	17,139	198
International Speedway Corp.	3,816	190
American Eagle Outfitters, Inc.	5,129	189
Belo Corp. Class A	8,344	188
Meredith Corp.	3,632	187
* Barnes & Noble, Inc.	5,008	185
* Advance Auto Parts, Inc.	5,300	182
* Hewitt Associates, Inc.	6,800	180
* Gemstar-TV Guide International, Inc.	31,028	175
MSC Industrial Direct Co., Inc. Class A	4,970	169
Claire's Stores, Inc.	6,734	169
Boyd Gaming Corp.	5,853	165
The Corporate Executive Board Co.	2,686	164
* CarMax, Inc.	7,507	162
* Columbia Sportswear Co.	2,937	160
* The Cheesecake Factory	3,687	160
* Tech Data Corp.	4,132	159
* Fossil, Inc.	5,136	159
Reebok International Ltd.	4,308	158
Harte-Hanks, Inc.	6,324	158
* O'Reilly Automotive, Inc.	3,969	152
Applebee's International, Inc.	5,986	151
* Service Corp. International	24,360	151
* Rent-A-Center, Inc.	5,760	149
Lee Enterprises, Inc.	3,197	148
Choice Hotel International, Inc.	2,544	147
* Timberland Co.	2,505	142
John Wiley & Sons Class A	4,445	142
* West Corp.	4,854	141
* Education Management Corp.	5,302	141
Borders Group, Inc.	5,632	140
* Westwood One, Inc.	7,039	139
* Convergys Corp.	10,345	139
* Adesa, Inc.	8,438	139
* BJ's Wholesale Club, Inc.	5,035	138
* PETCO Animal Supplies, Inc.	4,200	137
* Activision, Inc.	9,762	135
* Ask Jeeves, Inc.	4,105	134
Ruby Tuesday, Inc.	4,752	132
IKON Office Solutions, Inc.	10,738	129
Regis Corp.	3,175	128
* Scientific Games Corp.	6,596	126
Saks Inc.	10,445	126
CBRL Group, Inc.	3,482	126
The Brink's Co.	4,151	125
* Citadel Broadcasting Corp.	9,600	123
* Copart, Inc.	6,478	123
Nu Skin Enterprises, Inc.	5,209	122
* Laureate Education Inc.	3,255	121
* Entercom Communications Corp.	3,669	120
* Sirva Inc.	5,200	119
* ITT Educational Services, Inc.	3,286	118
* Earthlink, Inc.	11,451	118
* Pacific Sunwear of California, Inc.	5,571	117
* Penn National Gaming, Inc.	2,900	117
Strayer Education, Inc.	1,015	117
Snap-On Inc.	4,204	116
The Toro Co.	1,694	116
Pier 1 Imports Inc.	6,390	116
* AnnTaylor Stores Corp.	4,923	115
* American Greetings Corp. Class A	4,553	114
* Marvel Enterprises Inc.	7,845	114
* Cabela's Inc.	4,700	112
Dillard's Inc.	5,654	112
* Valassis Communications, Inc.	3,730	110
* R.H. Donnelley Corp.	2,214	109
* Sonic Corp.	4,255	109
Hollinger International, Inc.	6,286	109
* InfoSpace, Inc.	2,289	108
* Zale Corp.	3,762	106
* Tempur-Pedic International Inc.	7,025	105
* Take-Two Interactive Software, Inc.	3,200	105
Reader's Digest Association, Inc.	7,171	105
Maytag Corp.	5,692	105
* Big Lots Inc.	8,528	104
* DeVry, Inc.	5,026	104
* Aeropostale, Inc.	3,950	103
* The Yankee Candle Co., Inc.	3,568	103
* United Stationers, Inc.	2,377	103
Talbots Inc.	4,152	103
Blyth, Inc.	3,327	103
Speedway Motorsports, Inc.	3,068	102
Furniture Brands International Inc.	4,062	102
* Quiksilver, Inc.	3,990	101
SCP Pool Corp.	3,750	100
* CEC Entertainment Inc.	2,716	100
Grey Global Group Inc.	100	100
* Wesco International, Inc.	4,091	99
* Waste Connections, Inc.	3,124	99
Journal Communications, Inc.	5,600	98
Media General, Inc. Class A	1,697	95
* CNET Networks, Inc.	10,243	94
Blockbuster Inc. Class A	12,338	94
Hearst-Argyle Television Inc.	3,788	93
* Tuesday Morning Corp.	2,980	92
* P.F. Chang's China Bistro, Inc.	1,900	92
Ethan Allen Interiors, Inc.	2,617	91
* Navigant Consulting, Inc.	4,120	90
* Corrections Corp. of America REIT	2,550	90
* Men's Wearhouse, Inc.	3,079	89
* Dick's Sporting Goods, Inc.	2,500	89
* The Warnaco Group, Inc.	4,000	89
ABM Industries Inc.	4,406	89
* Gaylord Entertainment Co.	2,851	88
* Corinthian Colleges, Inc.	6,524	88
* Leapfrog Enterprises, Inc.	4,342	88
* Jack in the Box Inc.	2,770	88
Catalina Marketing Corp.	3,717	86
* Argosy Gaming Co.	2,179	85
* Aztar Corp.	3,211	85
Aaron Rents, Inc. Class B	3,900	85
* Scholastic Corp.	2,718	84
* Tractor Supply Co.	2,664	84
* Shuffle Master, Inc.	2,226	83
* Radio One, Inc. Class D	5,830	83
* Insight Enterprises, Inc.	4,891	82
* Electronics Boutique Holdings Corp.	2,400	82
IHOP Corp.	2,141	82
* Rare Hospitality International Inc.	3,030	81
United Auto Group, Inc.	3,200	80
Burlington Coat Factory Warehouse Corp.	3,763	80
Rollins, Inc.	3,268	79
* Charming Shoppes, Inc.	11,006	78
* Guitar Center, Inc.	1,800	78
* 99 Cents Only Stores	5,470	78
* Arbitron Inc.	2,115	77
Matthews International Corp.	2,282	77
* Teletech Holdings Inc.	8,151	77
* Korn/Ferry International	4,153	76
* Linens 'n Things, Inc.	3,244	75
* Panera Bread Co.	2,000	75
* United Natural Foods, Inc.	2,800	74
Bob Evans Farms, Inc.	2,717	74
Wolverine World Wide, Inc.	2,919	74
* Stein Mart, Inc.	4,822	73
* THQ Inc.	3,764	73
Kellwood Co.	2,000	73
* Amerco, Inc.	1,922	73
G & K Services, Inc. Class A	1,833	73
* The Children's Place Retail Stores, Inc.	3,043	73
Kelly Services, Inc. Class A	2,703	72
* Boca Resorts, Inc. Class A	3,883	72
Tupperware Corp.	4,186	71
* Emmis Communications, Inc.	3,916	71
bebe stores, inc	3,342	71
ADVO, Inc.	2,270	70
* Journal Register Co.	3,704	70
* Coldwater Creek Inc.	3,352	70
Landry's Restaurants, Inc.	2,563	70
* Stewart Enterprises, Inc. Class A	10,041	70
Banta Corp.	1,748	69
Renaissance Learning, Inc.	3,186	69
* CoStar Group, Inc.	1,400	69
* ValueClick, Inc.	7,237	68
* Resources Connection, Inc.	1,800	68
The Nautilus Group, Inc.	3,000	68
* CKE Restaurants Inc.	6,089	67
* Stage Stores, Inc.	1,965	67
* Labor Ready, Inc.	4,796	67
* Priceline.com, Inc.	3,023	67
Ameristar Casinos, Inc.	2,200	67
* MAXIMUS, Inc.	2,298	66
* Jarden Corp.	1,800	66
* NetRatings, Inc.	3,680	66
* Ryan's Restaurant Group, Inc.	4,362	65
* Helen of Troy Ltd.	2,372	65
* MPS Group, Inc.	7,634	64
* Hot Topic, Inc.	3,766	64
* Consolidated Graphics, Inc.	1,521	64
Liberty Corp.	1,601	64
* DoubleClick Inc.	10,745	64
* WMS Industries, Inc.	2,455	63
* ProQuest Co.	2,451	63
Callaway Golf Co.	5,926	63
La-Z-Boy Inc.	4,115	62
Sonic Automotive, Inc.	3,113	62
* Guess ?, Inc.	3,499	62
* Bright Horizons Family Solutions, Inc.	1,133	62
Oakley, Inc.	5,157	61
* Red Robin Gourmet Burgers	1,400	61
Kenneth Cole Productions, Inc.	2,172	61
* FTI Consulting, Inc.	3,200	60
* Cost Plus, Inc.	1,700	60
* ShopKo Stores, Inc.	3,420	60
* Cross Country Healthcare, Inc.	3,800	59
* Prime Hospitality Corp.	4,794	58
* Krispy Kreme Doughnuts, Inc.	4,602	58
* Charter Communications, Inc.	21,784	58
The Pep Boys (Manny, Moe & Jack)	4,134	58
* Cumulus Media Inc.	3,999	58
* A.C. Moore Arts & Crafts, Inc.	2,314	57
* NetFlix.com, Inc.	3,700	57
* Alliance Gaming Corp.	3,788	57
* Group 1 Automotive, Inc.	2,062	56
* Crown Media Holdings, Inc.	6,671	56
* USANA Health Sciences, Inc.	1,600	56
Fred's, Inc.	3,100	56
K-Swiss, Inc.	2,888	56
Phillips-Van Heusen Corp.	2,489	55
* Ventiv Health, Inc.	3,262	55
* Dollar Thrifty Automotive Group, Inc.	2,267	55
Handleman Co.	2,692	55
* The Dress Barn, Inc.	3,154	55
Cato Corp. Class A	2,472	55
Startek, Inc.	1,746	55
* Midway Games Inc.	5,509	55
* Charles River Associates Inc.	1,424	55
* Too Inc.	3,006	54
* Cole National Corp. Class A	1,950	54
* Vail Resorts Inc.	2,972	54
* GameStop Corp.	2,900	54
* Universal Technical Institute Inc.	1,772	53
* Payless ShoeSource, Inc.	5,268	53
Movado Group, Inc.	3,124	53
The Marcus Corp.	2,716	53
* Global Imaging Systems, Inc.	1,700	53
* J. Jill Group, Inc.	2,648	53
* Spanish Broadcasting System, Inc.	5,339	53
* PRIMEDIA Inc.	22,261	52
* Pinnacle Entertainment, Inc.	3,777	52
* Papa John's International, Inc.	1,697	52
* Domino's Pizza, Inc.	3,500	51
* Tetra Tech, Inc.	4,050	51
* Select Comfort Corp.	2,800	51
Watson Wyatt & Co. Holdings	1,900	50
The Buckle, Inc.	1,819	50
* Steak n Shake Co.	2,900	50
Finish Line, Inc.	1,600	49
* CSK Auto Corp.	3,706	49
* aQuantive, Inc.	5,110	49
* JAKKS Pacific, Inc.	2,124	49
* Cox Radio, Inc.	3,272	49
* Exult Inc.	9,154	48
Christopher & Banks Corp.	3,000	48
* AMC Entertainment, Inc.	2,500	48
* Entravision Communications Corp.	6,283	48
Chemed Corp.	857	48
Lone Star Steakhouse & Saloon, Inc.	1,837	47
* infoUSA Inc.	5,316	47
Movie Gallery, Inc.	2,700	47
* K2 Inc.	3,291	47
* The Advisory Board Co.	1,400	47
World Fuel Services Corp.	1,311	47
* Coinstar, Inc.	2,013	47
* The Sports Authority, Inc.	2,021	47
* Hollywood Entertainment Corp.	4,724	47
* Trans World Entertainment Corp.	4,768	47
* ValueVision Media, Inc.	3,477	47
* United Online, Inc.	4,830	46
* The Gymboree Corp.	3,192	46
* Central Garden and Pet Co.	1,500	46
Triarc Cos., Inc. Class B	3,988	46
* PDI, Inc.	1,691	46
* Skechers U.S.A., Inc.	3,108	45
Churchill Downs, Inc.	1,151	45
Russell Corp.	2,654	45
* Isle of Capri Casinos, Inc.	2,300	45
* Spherion Corp.	5,660	44
* School Specialty, Inc.	1,122	44
The Topps Co., Inc.	4,456	44
Central Parking Corp.	3,284	43
* Six Flags, Inc.	7,923	43
* Playtex Products, Inc.	6,835	43
* Lin TV Corp.	2,200	43
Oxford Industries, Inc.	1,140	42
* Pre-Paid Legal Services, Inc.	1,650	42
* Lifeline Systems, Inc.	1,734	42
Gray Television, Inc.	3,500	42
* Carter's, Inc.	1,500	42
* Volt Information Sciences Inc.	1,436	41
* Big 5 Sporting Goods Corp.	1,800	41
* Insight Communications Co., Inc.	4,648	41
National Presto Industries, Inc.	974	41
* Jo-Ann Stores, Inc.	1,450	41
Pulitzer, Inc.	816	40
* Century Business Services, Inc.	8,949	40
* SOURCECORP, Inc.	1,805	40
* Hibbett Sporting Goods, Inc.	1,950	40
* Life Time Fitness, Inc.	1,556	40
* Dave & Busters, Inc.	2,097	40
Bowne & Co., Inc.	3,062	40
Viad Corp.	1,676	40
Stanley Furniture Co., Inc.	900	40
* Jos. A. Bank Clothiers, Inc.	1,425	39
* MemberWorks, Inc.	1,494	39
* Wireless Facilities, Inc.	5,579	39
* California Pizza Kitchen, Inc.	1,779	39
CDI Corp.	1,894	39
* 1-800-FLOWERS.COM, Inc.	4,632	38
* Lakes Entertainment, Inc.	3,662	38
* Salem Communications Corp.	1,500	38
* CMGI Inc.	31,155	38
* Martha Stewart Living Omnimedia, Inc.	2,387	37
Blair Corp.	1,319	37
* Forrester Research, Inc.	2,390	36
Jackson Hewitt Tax Service Inc.	1,800	36
* Administaff, Inc.	3,104	36
Hancock Fabrics, Inc.	3,023	36
The Stride Rite Corp.	3,457	35
* TiVo Inc.	5,343	35
* Hartmarx Corp.	4,764	35
* Insurance Auto Auctions, Inc.	2,048	35
* Playboy Enterprises, Inc. Class B	3,463	35
Advanced Marketing Services	3,122	34
* Clark, Inc.	2,460	33
* AMN Healthcare Services, Inc.	2,781	33
* Water Pik Technologies, Inc.	2,229	33
* Pegasus Solutions Inc.	2,764	33
Gevity HR, Inc.	2,138	33
* iVillage Inc.	5,432	33
* Multimedia Games Inc.	2,100	33
Thomas Nelson, Inc.	1,661	32
* S&K Famous Brands Inc.	2,067	32
* Learning Tree International, Inc.	2,288	32
* Benihana Inc. Class A	2,406	32
* Nashua Corp.	2,899	32
Angelica Corp.	1,287	32
* Casella Waste Systems, Inc.	2,692	32
* Regent Communications, Inc.	5,607	32
Dover Downs Gaming & Entertainment, Inc.	3,067	32
L.S. Starrett Co. Class A	2,036	31
* Perry Ellis International Corp.	1,372	31
* GSI Commerce, Inc.	3,468	31
* NIC Inc.	5,631	30
Libbey, Inc.	1,604	30
* RC2 Corp.	903	30
American Woodmark Corp.	800	30
* Overstock.com, Inc.	800	29
Bassett Furniture Industries, Inc.	1,535	29
World Wrestling Entertainment, Inc.	2,365	29
* Radio One, Inc.	2,000	29
* Innotrac Corp.	3,214	29
* PC Connection, Inc.	4,148	28
* Brightpoint, Inc.	1,620	28
* DiamondCluster International, Inc.	2,278	28
* Universal Electronics, Inc.	1,648	28
* Shoe Carnival, Inc.	2,340	28
Sinclair Broadcast Group, Inc.	3,767	27
* Heidrick & Struggles International, Inc.	954	27
* Kforce Inc.	3,231	27
* Revlon, Inc. Class A	10,728	27
* America's Car-Mart, Inc.	800	27
* BJ's Restaurants Inc.	1,700	27
* Retail Ventures, Inc.	3,569	27
* Steven Madden, Ltd.	1,500	26
* Drugstore.com, Inc.	7,678	26
* O'Charley's Inc.	1,600	26
* Syms Corp.	2,395	26
* Sharper Image Corp.	1,200	26
Dover Motorsports, Inc.	5,954	26
* Central European Distribution Corp.	1,125	25
* MTR Gaming Group Inc.	2,686	25
Courier Corp.	600	25
* Friendly Ice Cream Corp.	2,582	25
* Navarre Corp.	1,714	25
Superior Uniform Group, Inc.	1,793	25
* Orbitz, Inc.	900	24
* FindWhat.com	1,300	24
* 4Kids Entertainment Inc.	1,200	24
* The Boyds Collection, Ltd.	10,116	24
* MarketWatch Inc.	1,915	24
* Saga Communications, Inc.	1,400	24
Stamps.com Inc.	1,779	24
* Navigant International, Inc.	1,440	24
Action Performance Cos., Inc.	2,309	23
Brown Shoe Co., Inc.	929	23
* Department 56 Inc.	1,426	23
CPI Corp.	1,745	23
* Asbury Automotive Group, Inc.	1,700	23
Triarc Cos., Inc. Class A	1,994	23
* PLATO Learning, Inc.	2,572	23
* Hudson Highland Group, Inc.	759	22
* Autobytel Inc.	2,441	22
* Information Holdings Inc.	800	22
* Harris Interactive Inc.	3,300	22
Ambassadors Group, Inc.	800	22
Cadmus Communications	1,449	21
* 1-800 CONTACTS, Inc.	1,400	21
* Elizabeth Arden, Inc.	1,000	21
UniFirst Corp.	726	21
Traffix, Inc.	3,467	20
* First Consulting Group, Inc.	4,092	19
* Young Broadcasting Inc.	1,770	19
* Midas Inc.	1,185	19
* Genesco, Inc.	800	19
* Neoforma, Inc.	1,998	19
Russ Berrie and Co., Inc.	900	18
Allen Organ Co.	283	17
* Enesco Group, Inc.	2,497	17
* West Marine, Inc.	800	17
* Luby's, Inc.	2,513	17
* EZCORP, Inc.	1,891	16
Strategic Distribution, Inc.	1,081	16
* iPass Inc.	2,700	16
* Kirkland's, Inc.	1,700	16
* LodgeNet Entertainment Corp.	1,200	16
* The Princeton Review, Inc.	2,100	16
* Casual Male Retail Group, Inc.	2,977	16
* Applica Inc.	3,844	16
* Cenveo Inc.	4,425	15
Fedders Corp.	3,786	15
* Beasley Broadcast Group, Inc.	980	15
* Spherix Inc.	4,519	15
* The Pantry, Inc.	600	15
* Fisher Communications, Inc.	300	14
Carmike Cinemas, Inc.	400	14
* Clean Harbors Inc.	1,200	14
* Geo Group Inc.	677	14
* SITEL Corp.	6,305	14
* On Assignment, Inc.	3,055	14
* Monarch Casino & Resort, Inc.	700	13
* Candie's, Inc.	2,808	13
* Lazare Kaplan International, Inc.	1,707	13
* Carriage Services, Inc.	2,708	13
* Checkers Drive-In Restaurants, Inc.	1,088	13
Lithia Motors, Inc.	600	13
Goody's Family Clothing	1,495	13
CSS Industries, Inc.	400	12
* Atari, Inc.	7,811	12
* Alloy, Inc.	3,200	12
* Brookstone, Inc.	600	11
* MarineMax, Inc.	500	11
* Big Dog Holdings, Inc.	1,650	11
* Cornell Companies, Inc.	900	11
* Bally Total Fitness Holding Corp.	3,038	11
* Wyndham International, Inc. Class A	13,380	11
* SM&A Corp.	1,556	11
* Nexstar Broadcasting Group, Inc.	1,252	11
Haverty Furniture Cos., Inc.	600	11
* Blue Nile Inc.	300	10
* Gartner, Inc. Class B	841	10
* QRS Corp.	1,390	10
* Correctional Services Corp.	3,725	10
* Worldwide Restaurant Concepts Inc.	2,964	9
* Daily Journal Corp.	260	9
* Digital Theater Systems Inc.	500	9
* Greg Manning Auctions, Inc.	800	9
* LKQ Corp.	473	9
* Franklin Electronic Publishers, Inc.	2,242	9
* Medical Staffing Network Holdings, Inc.	1,400	9
Haggar Corp.	500	9
* Conn's, Inc.	595	8
* Cellstar Corp.	1,817	8
* PriceSmart, Inc.	1,105	8
Inter Parfums, Inc.	600	8
* Raindance Communications, Inc.	5,187	8
* Digital Generation Systems	6,395	8
* Champps Entertainment Inc.	900	8
* Pegasus Communications Corp.	1,056	8
* ParkerVision, Inc.	1,902	8
* The Wet Seal, Inc. Class A	4,443	7
* LookSmart, Ltd.	4,764	7
* Alderwoods Group, Inc.	709	7
* Charlotte Russe Holding Inc.	600	7
* Buca, Inc.	1,600	7
* Oneida Ltd.	4,222	7
* Perficient, Inc.	1,810	6
* Management Network Group Inc.	3,210	6
* Emerson Radio Corp.	2,400	6
* Metro One Telecommunications, Inc.	3,900	6
Stephan Co.	1,743	6
* Interstate Hotels & Resorts, Inc.	1,462	6
* Gadzooks, Inc.	3,843	6
* Total Entertainment Restaurant Corp.	667	6
* Mothers Work, Inc.	400	6
* Century Casinos, Inc.	1,000	6
* LECG Corp.	334	6
* Internap Network Services Corp.	8,392	6
* COMFORCE Corp.	2,081	5
* Edgewater Technology, Inc.	1,077	5
Flexsteel Industry	300	5
* SPEEDUS Corp.	2,777	5
* Medialink Worldwide, Inc.	1,489	5
* Digital Impact, Inc.	3,471	5
* Systemax Inc.	848	5
* Acme Communications, Inc.	800	5
* Synagro Technologies Inc.	1,506	5
* JAMDAT Mobile Inc.	200	5
* Tweeter Home Entertainment Group, Inc.	800	5
* Gander Mountain Co.	200	4
* Paxson Communications Corp.	2,800	4
Lawson Products, Inc.	84	3
ILX Resorts Inc.	329	3
* APAC Teleservices, Inc.	1,928	3
* Concord Camera Corp.	1,700	3
* Empire Resorts Inc.	400	3
* Brillian Corp.	666	3
* ICT Group, Inc.	375	3
* Exponent, Inc.	100	3
* Protection One, Inc.	9,439	3
* Pfsweb Inc.	1,689	3
* eMerge Interactive, Inc.	2,734	2
Waste Industries USA, Inc.	200	2
* SportsLine.com, Inc.	1,287	2
* Register.com, Inc.	397	2
* Mayor's Jeweler's, Inc.	2,977	2
Craftmade International, Inc.	100	2
* Gallery of History, Inc.	466	2
* Cogent Inc.	100	2
* A.T. Cross Co. Class A	300	2
* Rainmaker Systems, Inc.	992	2
* 24/7 Real Media, Inc.	380	1
Star Buffet, Inc.	186	1
* Trump Hotels & Casino Resorts, Inc.	1,687	1
* Verticalnet, Inc.	850	1
* Hanover Direct, Inc.	681	1
* Onvia.com, Inc.	174	1
* Marchex, Inc.	60	1
* LQ Corp. Inc.	381	1
* Fresh Choice, Inc.	1,092	1
* National Technical Systems, Inc.	107	1
* Commerce One, Inc.	2,823	1
* Major Automotive Cos., Inc.	435	-
* Geerlings & Wade Inc.	764	-
* Bush Industries, Inc.	3,784	-
* Vermont Teddy Bear Co., Inc.	59	-
* Visual Data Corp.	139	-
* VCampus Corp.	142	-
* EasyLink Services Corp.	148	-
* Provo International Inc.	876	-
* CTI Industries Corp.	71	-
* Headway Corporate Resources, Inc.	3,808	-

		153,739

Consumer Staples (6.2%)
The Procter & Gamble Co.	183,822	9,948
The Coca-Cola Co.	174,901	7,005
Altria Group, Inc.	146,696	6,900
PepsiCo, Inc.	121,348	5,903
Anheuser-Busch Cos., Inc.	57,389	2,866
Walgreen Co.	73,385	2,629
Colgate-Palmolive Co.	38,192	1,725
Sysco Corp.	45,796	1,370
Sara Lee Corp.	56,954	1,302
Kellogg Co.	29,307	1,250
Kraft Foods Inc.	39,255	1,245
General Mills, Inc.	27,185	1,221
CVS Corp.	28,635	1,206
Wm. Wrigley Jr. Co.	16,165	1,023
ConAgra Foods, Inc.	37,772	971
H.J. Heinz Co.	25,173	907
Hershey Foods Corp.	18,348	857
* The Kroger Co.	53,582	832
The Clorox Co.	15,115	806
Campbell Soup Co.	29,338	771
Reynolds American Inc.	10,648	724
Coca-Cola Enterprises, Inc.	34,091	644
Albertson's, Inc.	26,627	637
* Safeway, Inc.	32,339	624
The Pepsi Bottling Group, Inc.	18,486	502
UST, Inc.	11,876	478
Tyson Foods, Inc.	25,575	410
Brown-Forman Corp. Class B	8,906	408
Whole Foods Market, Inc.	4,380	376
McCormick & Co., Inc.	10,050	345
* Dean Foods Co.	11,423	343
* Constellation Brands, Inc. Class A	7,448	283
SuperValu Inc.	9,862	272
Hormel Foods Corp.	9,914	265
* Smithfield Foods, Inc.	8,036	201
PepsiAmericas, Inc.	9,908	189
J.M. Smucker Co.	4,196	186
Adolph Coors Co. Class B	2,574	175
* 7-Eleven, Inc.	8,085	162
* Del Monte Foods Co.	15,229	160
* Rite Aid Corp.	37,657	133
Pilgrim's Pride Corp.	4,758	129
Church & Dwight, Inc.	4,363	122
Tootsie Roll Industries, Inc.	3,667	107
* NBTY, Inc.	4,836	104
Fresh Del Monte Produce Inc.	4,043	101
Ruddick Corp.	4,415	87
Universal Corp. (VA)	1,901	85
Casey's General Stores, Inc.	4,478	83
Longs Drug Stores, Inc.	3,382	82
Flowers Foods, Inc.	3,126	81
* Performance Food Group Co.	3,387	80
Sensient Technologies Corp.	3,612	78
* Ralcorp Holdings, Inc.	2,162	78
Weis Markets, Inc.	2,072	70
* Hain Celestial Group, Inc.	3,924	69
Vector Group Ltd.	4,066	61
Lance, Inc.	3,549	57
Sanderson Farms, Inc.	1,650	55
Schweitzer-Mauduit International, Inc.	1,685	55
* Chiquita Brands International, Inc.	2,816	49
Standard Commercial Tobacco Co.	2,440	38
American Italian Pasta Co.	1,451	38
Nash-Finch Co.	1,099	35
Winn-Dixie Stores, Inc.	11,051	34
* The Great Atlantic & Pacific Tea Co., Inc.	5,133	31
* Chalone Wine Group Ltd.	2,901	31
Seaboard Corp.	50	29
Coca-Cola Bottling Co.	522	28
* M&F Worldwide Corp.	2,122	28
Dimon Inc.	4,458	26
Farmer Brothers, Inc.	980	26
* Todhunter International, Inc.	1,975	24
* Pathmark Stores, Inc.	4,660	23
* Boston Beer Co., Inc. Class A	886	22
* Provide Commerce Inc.	800	17
Interstate Bakeries Corp.	3,974	16
* Smart &Final Inc.	800	13
* J & J Snack Foods Corp.	300	13
* Robert Mondavi Corp. Class A	300	12
* Green Mountain Coffee Roasters, Inc.	500	11
* Omega Protein Corp.	1,100	8
* Wild Oats Markets Inc.	900	8
* Lifeway Foods, Inc.	654	7
* John B. Sanfilippo & Son, Inc.	200	5
* Nutrition 21 Inc.	4,377	4
* Nutraceutical International Corp.	300	4
Rocky Mountain Chocolate Factory, Inc.	250	3
* Redhook Ale Brewery, Inc.	825	2
* Diedrich Coffee, Inc.	25	-

		60,423

Financial Services (22.3%)
Citigroup, Inc.	369,876	16,319
American International Group, Inc.	186,301	12,667
Bank of America Corp.	290,902	12,605
JPMorgan Chase & Co.	254,797	10,123
Wells Fargo & Co.	120,875	7,208
American Express Co.	90,863	4,676
Wachovia Corp.	93,771	4,402
Fannie Mae	69,321	4,395
U.S. Bancorp	134,693	3,893
Morgan Stanley	78,702	3,880
Merrill Lynch & Co., Inc.	66,990	3,331
The Goldman Sachs Group, Inc.	34,545	3,221
Freddie Mac	49,340	3,219
First Data Corp.	61,305	2,667
Washington Mutual, Inc.	62,481	2,442
Allstate Corp.	49,736	2,387
MBNA Corp.	91,540	2,307
Metropolitan Life Insurance Co.	53,759	2,078
Fifth Third Bancorp	40,082	1,973
National City Corp.	47,606	1,838
Prudential Financial, Inc.	37,223	1,751
Automatic Data Processing, Inc.	42,234	1,745
Marsh & McLennan Cos., Inc.	37,295	1,707
The Bank of New York Co., Inc.	55,468	1,618
Countrywide Financial Corp.	40,366	1,590
St. Paul Travelers Cos., Inc.	47,912	1,584
BB&T Corp.	39,663	1,574
Lehman Brothers Holdings, Inc.	19,454	1,551
AFLAC Inc.	36,459	1,429
SLM Corp.	31,108	1,387
Progressive Corp. of Ohio	15,456	1,310
The Hartford Financial Services Group Inc.	20,851	1,291
SunTrust Banks, Inc.	18,257	1,285
Capital One Financial Corp.	17,244	1,274
Golden West Financial Corp.	10,987	1,219
Regions Financial Corp.	33,311	1,101
PNC Financial Services Group	20,233	1,095
State Street Corp.	24,165	1,032
Franklin Resources Corp.	17,920	999
SouthTrust Corp.	23,759	990
The Chubb Corp.	13,661	960
KeyCorp	29,071	919
Charles Schwab Corp.	97,677	898
Mellon Financial Corp.	30,295	839
Paychex, Inc.	27,303	823
* Genworth Financial Inc.	34,980	815
M & T Bank Corp.	8,510	814
The Principal Financial Group, Inc.	22,500	809
Simon Property Group, Inc. REIT	14,860	797
Equity Office Properties Trust REIT	29,205	796
Moody's Corp.	10,627	778
Loews Corp.	13,227	774
Comerica, Inc.	12,304	730
Bear Stearns Co., Inc.	7,301	702
CIGNA Corp.	9,785	681
Aon Corp.	22,813	656
Marshall & Ilsley Corp.	16,076	648
Northern Trust Corp.	15,866	647
AmSouth Bancorp	25,655	626
Equity Residential REIT	20,180	626
UnionBanCal Corp.	10,493	621
Ambac Financial Group, Inc.	7,689	615
H & R Block, Inc.	12,094	598
Lincoln National Corp.	12,652	595
MBIA, Inc.	10,154	591
Synovus Financial Corp.	22,061	577
Vornado Realty Trust REIT	9,156	574
CIT Group Inc.	15,172	567
North Fork Bancorp, Inc.	12,536	557
Sovereign Bancorp, Inc.	24,510	535
Jefferson-Pilot Corp.	10,239	508
Popular, Inc.	19,180	504
National Commerce Financial Corp.	14,714	503
Cincinnati Financial Corp.	12,189	502
Rouse Co. REIT	7,492	501
* SunGard Data Systems, Inc.	20,992	499
Hudson City Bancorp, Inc.	13,672	489
General Growth Properties Inc. REIT	15,737	488
* Fiserv, Inc.	13,855	483
Fidelity National Financial, Inc.	12,557	478
T. Rowe Price Group Inc.	9,255	471
Plum Creek Timber Co. Inc. REIT	13,372	468
MGIC Investment Corp.	7,013	467
ProLogis REIT	13,236	466
SAFECO Corp.	10,147	463
Public Storage, Inc. REIT	9,131	452
Green Point Financial Corp.	9,676	449
* CNA Financial Corp.	18,633	447
Archstone-Smith Trust REIT	14,059	445
Boston Properties, Inc. REIT	7,802	432
Banknorth Group, Inc.	12,210	427
Kimco Realty Corp. REIT	8,169	419
Torchmark Corp.	7,879	419
Huntington Bancshares Inc.	16,741	417
New York Community Bancorp, Inc.	19,109	392
First Horizon National Corp.	9,016	391
Zions Bancorp	6,375	389
Compass Bancshares Inc.	8,732	383
Legg Mason Inc.	7,077	377
The Chicago Mercantile Exchange	2,300	371
* Ameritrade Holding Corp.	30,239	363
Total System Services, Inc.	14,147	357
* Host Marriott Corp. REIT	25,038	351
Duke Realty Corp. REIT	10,208	339
UnumProvident Corp.	21,341	335
Old Republic International Corp.	13,297	333
* Providian Financial Corp.	21,309	331
Doral Financial Corp.	7,913	328
iStar Financial Inc. REIT	7,730	319
Commerce Bancorp, Inc.	5,734	317
Avalonbay Communities, Inc. REIT	5,217	314
Radian Group, Inc.	6,608	305
TCF Financial Corp.	9,978	302
* E*TRADE Financial Corp.	26,416	302
* The Dun & Bradstreet Corp.	5,084	298
Hibernia Corp. Class A	11,283	298
Developers Diversified Realty Corp. REIT	7,307	286
Leucadia National Corp.	5,023	285
The PMI Group Inc.	6,862	278
Mercantile Bankshares Corp.	5,651	271
* DST Systems, Inc.	6,044	269
Assurant, Inc.	10,200	265
Transatlantic Holdings, Inc.	4,782	260
Equifax, Inc.	9,823	259
Associated Banc-Corp	7,947	255
W.R. Berkley Corp.	6,006	253
SEI Corp.	7,433	250
Health Care Properties Investors REIT	9,438	245
Dow Jones & Co., Inc.	6,033	245
Liberty Property Trust REIT	6,084	242
People's Bank	6,773	242
Apartment Investment & Management Co. Class A REIT	6,912	240
Janus Capital Group Inc.	17,537	239
* AmeriCredit Corp.	11,274	235
* Alliance Data Systems Corp.	5,800	235
Independence Community Bank Corp.	5,977	233
Brown & Brown, Inc.	5,088	233
Erie Indemnity Co. Class A	4,554	232
City National Corp.	3,478	226
Commerce Bancshares, Inc.	4,678	225
* WellChoice Inc.	6,000	224
The Macerich Co. REIT	4,186	223
Ryder System, Inc.	4,723	222
Investors Financial Services Corp.	4,894	221
Federated Investors, Inc.	7,755	221
AMB Property Corp. REIT	5,957	221
* Markel Corp.	712	220
Chelsea Property Group REIT	3,234	217
Arthur J. Gallagher & Co.	6,523	216
Mercury General Corp.	3,959	209
* The First Marblehead Corp.	4,475	208
Hospitality Properties Trust REIT	4,859	206
Weingarten Realty Investors REIT	6,221	205
Unitrin, Inc.	4,928	205
Regency Centers Corp. REIT	4,376	203
A.G. Edwards & Sons, Inc.	5,794	201
Astoria Financial Corp.	5,608	199
Nuveen Investments, Inc. Class A	6,716	199
Catellus Development Corp. REIT	7,493	199
First American Corp.	6,443	199
Friedman, Billings, Ramsey Group, Inc. REIT	10,351	198
Protective Life Corp.	5,002	197
Eaton Vance Corp.	4,861	196
Mills Corp. REIT	3,721	193
Mack-Cali Realty Corp. REIT	4,336	192
Student Loan Corp.	1,354	192
Webster Financial Corp.	3,867	191
* CapitalSource Inc.	8,500	190
Fulton Financial Corp.	8,851	189
* BOK Financial Corp.	4,244	189
Sky Financial Group, Inc.	7,568	189
Colonial BancGroup, Inc.	9,177	188
* Conseco, Inc.	10,450	185
American National Insurance Co.	1,905	184
Reinsurance Group of America, Inc.	4,448	183
United Dominion Realty Trust REIT	9,211	183
New Plan Excel Realty Trust REIT	7,291	182
Valley National Bancorp	7,107	182
* CheckFree Corp.	6,515	180
Cullen/Frost Bankers, Inc.	3,848	179
Trizec Properties, Inc. REIT	11,000	176
Wilmington Trust Corp.	4,824	175
Bank of Hawaii Corp.	3,677	174
Capitol Federal Financial	5,306	171
Thornburg Mortgage, Inc. REIT	5,872	170
Certegy, Inc.	4,564	170
Federal Realty Investment Trust REIT	3,720	164
Rayonier Inc. REIT	3,575	162
FirstMerit Corp.	6,096	160
Pan Pacific Retail Properties, Inc. REIT	2,929	158
American Financial Group, Inc.	5,261	157
Westcorp, Inc.	3,694	157
Ventas, Inc. REIT	6,037	156
Arden Realty Group, Inc. REIT	4,677	152
Global Payments Inc.	2,823	151
IndyMac Bancorp, Inc.	4,133	150
* Alleghany Corp.	548	150
Fair, Isaac, Inc.	5,100	149
CenterPoint Properties Corp. REIT	3,368	147
W Holding Co., Inc.	7,718	147
Annaly Mortgage Management Inc. REIT	8,545	146
Deluxe Corp.	3,561	146
StanCorp Financial Group, Inc.	2,043	145
New Century Financial Corp.	2,400	145
Washington Federal Inc.	5,692	143
Nationwide Financial Services, Inc.	4,044	142
HRPT Properties Trust REIT	12,899	142
SL Green Realty Corp. REIT	2,733	142
The South Financial Group, Inc.	5,008	141
Jefferies Group, Inc.	4,096	141
HCC Insurance Holdings, Inc.	4,647	140
International Bancshares Corp.	3,805	140
First BanCorp Puerto Rico	2,883	139
Reckson Associates Realty Corp. REIT	4,796	138
BRE Properties Inc. Class A REIT	3,576	137
WFS Financial, Inc.	2,901	135
CBL & Associates Properties, Inc. REIT	2,203	134
Cathay General Bancorp	3,564	133
Camden Property Trust REIT	2,845	131
Trustmark Corp.	4,218	131
Fremont General Corp.	5,649	131
Waddell & Reed Financial, Inc.	5,935	131
Health Care Inc. REIT	3,658	129
Raymond James Financial, Inc.	5,335	129
CarrAmerica Realty Corp. REIT	3,934	129
* BISYS Group, Inc.	8,758	128
BancorpSouth, Inc.	5,557	128
Realty Income Corp. REIT	2,826	127
* Interactive Data Corp.	6,706	126
Shurgard Storage Centers, Inc. Class A REIT	3,252	126
UCBH Holdings, Inc.	3,200	125
Westamerica Bancorporation	2,264	124
Impac Mortgage Holdings, Inc. REIT	4,700	124
Park National Corp.	971	124
Whitney Holdings Corp.	2,908	122
East West Bancorp, Inc.	3,600	121
Jack Henry & Associates Inc.	6,417	120
NewAlliance Bancshares, Inc.	8,386	120
Healthcare Realty Trust Inc. REIT	3,071	120
Hudson United Bancorp	3,223	119
Old National Bancorp	4,765	118
Cousins Properties, Inc. REIT	3,447	118
Commerce Group, Inc.	2,439	118
* Affiliated Managers Group, Inc.	2,191	117
Essex Property Trust, Inc. REIT	1,631	117
First Midwest Bancorp, Inc.	3,386	117
* CB Richard Ellis Group, Inc.	5,033	116
AmerUs Group Co.	2,811	115
* Instinet Group Inc.	22,801	115
Prentiss Properties Trust REIT	3,147	113
MoneyGram International, Inc.	6,604	113
Crescent Real Estate, Inc. REIT	7,100	112
Central Pacific Financial Co.	4,048	111
Brandywine Realty Trust REIT	3,874	110
American Financial Realty Trust REIT	7,800	110
Downey Financial Corp.	2,001	110
First Industrial Realty Trust REIT	2,977	110
Texas Regional Bancshares, Inc.	3,496	109
UICI	3,289	108
FactSet Research Systems Inc.	2,234	108
United Bankshares, Inc.	3,102	107
Greater Bay Bancorp	3,641	105
Odyssey Re Holdings Corp.	4,680	104
* La Quinta Corp. REIT	13,301	104
* Allmerica Financial Corp.	3,807	102
Equity One, Inc. REIT	5,199	102
Citizens Banking Corp.	3,131	102
Nationwide Health Properties, Inc. REIT	4,902	102
* National Processing, Inc.	3,830	102
Provident Financial Services Inc.	5,798	100
MAF Bancorp, Inc.	2,310	100
Heritage Property Investment Trust REIT	3,400	99
* Kronos, Inc.	2,227	99
Pennsylvania REIT	2,535	98
Highwood Properties, Inc. REIT	3,980	98
* Arch Capital Group Ltd.	2,500	97
Southwest Bancorporation of Texas, Inc.	4,802	97
Pacific Capital Bancorp	3,246	96
* Jones Lang Lasalle Inc.	2,908	96
Redwood Trust, Inc. REIT	1,531	96
BlackRock, Inc.	1,300	96
GATX Corp.	3,577	95
Hilb, Rogal and Hamilton Co.	2,608	94
* Alexander's, Inc. REIT	469	93
First National Bankshares of Florida	3,766	92
Flagstar Bancorp, Inc.	4,338	92
Taubman Co. REIT	3,566	92
Alexandria Real Estate Equities, Inc. REIT	1,400	92
* Silicon Valley Bancshares	2,468	92
* Ohio Casualty Corp.	4,344	91
Chittenden Corp.	3,331	91
Home Properties, Inc. REIT	2,280	90
Washington REIT	2,970	90
Commercial Capital Bancorp, Inc.	3,959	90
Umpqua Holdings Corp.	3,973	90
Waypoint Financial Corp.	3,248	90
* United Rentals, Inc.	5,608	89
* Philadelphia Consolidated Holding Corp.	1,613	89
Inland Real Estate Corp. REIT	6,058	89
Delphi Financial Group, Inc.	2,206	89
Republic Bancorp, Inc.	5,687	88
* Nelnet, Inc.	3,900	87
Santander BanCorp	3,473	87
S & T Bancorp, Inc.	2,428	87
Post Properties, Inc. REIT	2,891	86
First Citizens BancShares Class A	723	85
First Niagara Financial Group, Inc.	6,349	85
John H. Harland Co.	2,696	85
Corus Bankshares Inc.	1,957	84
Community First Bankshares, Inc.	2,621	84
Susquehanna Bancshares, Inc.	3,384	83
Wintrust Financial Corp.	1,450	83
Maguire Properties, Inc. REIT	3,400	83
Provident Bankshares Corp.	2,462	83
21st Century Insurance Group	6,166	82
Commercial Federal Corp.	3,051	82
* NCO Group, Inc.	3,051	82
First Commonwealth Financial Corp.	6,040	82
Summit Properties, Inc. REIT	3,036	82
MB Financial, Inc.	2,067	82
Northwest Bancorp, Inc.	3,608	82
Chemical Financial Corp.	2,236	82
PS Business Parks, Inc. REIT	2,049	82
American Home Mortgage Investment Corp. REIT	2,914	81
Capital Automotive REIT	2,600	81
Senior Housing Properties Trust REIT	4,534	81
Alfa Corp.	5,754	80
State Auto Financial Corp.	2,771	80
United Community Banks, Inc.	3,300	80
Horace Mann Educators Corp.	4,545	80
Newcastle Investment Corp. REIT	2,600	80
CVB Financial Corp.	3,589	80
First Federal Capital Corp.	2,627	79
Brookline Bancorp, Inc.	5,044	79
Hancock Holding Co.	2,484	79
* First Federal Financial Corp.	1,615	79
* eFunds Corp.	4,242	79
BankAtlantic Bancorp, Inc. Class A	4,301	79
Novastar Financial, Inc. REIT	1,800	78
Lexington Corporate Properties Trust REIT	3,600	78
* Global Signal, Inc. REIT	3,400	78
* Triad Guaranty, Inc.	1,394	77
* Knight Trading Group, Inc.	8,367	77
* ProAssurance Corp.	2,200	77
R.L.I. Corp.	2,044	77
FBL Financial Group, Inc. Class A	2,927	77
Kilroy Realty Corp. REIT	2,014	77
National Health Investors REIT	2,690	77
F.N.B. Corp.	3,454	76
Zenith National Insurance Corp.	1,801	76
* BankUnited Financial Corp.	2,577	75
Colonial Properties Trust REIT	1,863	75
TrustCo Bank NY	5,822	75
Commercial Net Lease Realty REIT	4,079	74
Glimcher Realty Trust REIT	3,038	74
UMB Financial Corp.	1,545	74
* Sotheby's Holdings Class A	4,637	73
Harbor Florida Bancshares, Inc.	2,335	73
First Charter Corp.	3,003	73
Advanta Corp. Class A	3,170	72
Amcore Financial, Inc.	2,534	72
First Republic Bank	1,541	71
The Phoenix Cos., Inc.	6,800	71
Cash America International Inc.	2,888	71
R & G Financial Corp. Class B	1,800	70
* CompuCredit Corp.	3,732	69
First Financial Bancorp	4,067	69
LandAmerica Financial Group, Inc.	1,516	69
First Financial Bankshares, Inc.	1,670	67
Sun Communities, Inc. REIT	1,706	67
NBT Bancorp, Inc.	2,847	67
Community Bank System, Inc.	2,648	67
City Holding Co.	2,006	66
* Financial Federal Corp.	1,743	65
Irwin Financial Corp.	2,511	65
* Ocwen Financial Corp.	7,037	64
Getty Realty Holding Corp. REIT	2,451	64
Riggs National Corp.	2,878	64
Dime Community Bancshares	3,795	64
* Investment Technology Group, Inc.	4,156	64
Harleysville National Corp.	2,579	63
Anchor Bancorp Wisconsin Inc.	2,434	63
Manufactured Home Communities, Inc. REIT	1,887	63
Corporate Office Properties Trust, Inc. REIT	2,440	63
McGrath Rent Corp.	1,708	62
PFF Bancorp, Inc.	1,624	62
First Source Corp.	2,422	62
Presidential Life Corp.	3,611	62
Hanmi Financial Corp.	2,024	61
Equity Inns, Inc. REIT	6,182	61
Westbanco Inc.	2,076	60
Glacier Bancorp, Inc.	2,062	60
* Piper Jaffray Cos., Inc.	1,518	60
* Accredited Home Lenders Holding Co.	1,560	60
Sovran Self Storage, Inc. REIT	1,530	60
Glenborough Realty Trust, Inc. REIT	2,872	60
Stewart Information Services Corp.	1,500	59
Mid-State Bancshares	2,287	59
* Universal American Financial Corp.	4,500	58
Charter Financial Corp.	1,700	58
CRT Properties, Inc. REIT	2,621	56
Hudson River Bancorp. Inc.	2,960	56
Gables Residential Trust REIT	1,641	56
Sterling Bancshares, Inc.	4,166	56
Independent Bank Corp. (MA)	1,809	56
Great American Financial Resources, Inc.	3,654	56
First Financial Corp. (IN)	1,776	56
Selective Insurance Group	1,500	56
Harleysville Group, Inc.	2,700	56
Parkway Properties Inc. REIT	1,200	56
Boston Private Financial Holdings, Inc.	2,231	56
* InterCept, Inc.	2,918	55
* USI Holdings Corp.	4,000	55
* S1 Corp.	6,755	54
Great Southern Bancorp, Inc.	1,712	54
First Community Bancorp	1,300	53
Gold Banc Corp., Inc.	3,888	52
Kansas City Life Insurance Co.	1,231	52
* FelCor Lodging Trust, Inc. REIT	4,608	52
* World Acceptance Corp.	2,227	52
* CNA Surety Corp.	4,842	51
* Sterling Financial Corp.	1,452	51
* Advent Software, Inc.	3,040	51
Crawford & Co. Class B	7,625	51
U.S.B. Holding Co., Inc.	2,018	51
NDCHealth Corp.	3,170	51
* Metris Cos., Inc.	5,190	51
Oriental Financial Group Inc.	1,872	51
Net.Bank, Inc.	4,980	50
Anthracite Capital Inc. REIT	4,411	49
EastGroup Properties, Inc. REIT	1,475	49
First Financial Holdings, Inc.	1,562	49
Fidelity Bankshares, Inc.	1,300	48
Town & Country Trust REIT	1,884	48
Alabama National BanCorporation	800	48
First Place Financial Corp.	2,389	48
First Indiana Corp.	2,291	46
Community Trust Bancorp Inc.	1,476	46
Universal Health Realty Income REIT	1,494	45
* Saxon REIT Inc.	2,100	45
BancFirst Corp.	700	45
Independent Bank Corp. (MI)	1,650	45
Correctional Properties Trust REIT	1,626	44
Unizan Financial Corp.	1,600	44
WSFS Financial Corp.	882	44
Associated Estates Realty Corp. REIT	4,413	44
Bank Mutual Corp.	3,668	44
Interchange Financial Services Corp.	1,825	44
National Penn Bancshares Inc.	1,365	44
Capital City Bank Group, Inc.	1,125	44
* PICO Holdings, Inc.	2,256	43
Columbia Banking System, Inc.	1,803	43
* Digital Insight Corp.	3,101	42
* United PanAm Financial Corp.	2,341	42
United Fire & Casualty Co.	730	42
* National Western Life Insurance Co. Class A	251	41
First Merchants Corp.	1,653	41
Washington Trust Bancorp, Inc.	1,558	41
Flushing Financial Corp.	2,142	41
Suffolk Bancorp	1,348	41
* Argonaut Group, Inc.	2,177	41
Cross Timbers Royalty Trust	1,210	40
MCG Capital Corp.	2,300	40
* American Physicians Capital, Inc.	1,300	40
Community Banks, Inc.	1,373	40
West Coast Bancorp	1,908	40
Medallion Financial Corp.	4,372	40
HMN Financial, Inc.	1,413	39
* LaBranche & Co. Inc.	4,605	39
Bryn Mawr Bank Corp.	1,930	39
* Ace Cash Express, Inc.	1,483	39
Value Line, Inc.	1,037	38
Midland Co.	1,400	38
Capital Corp. of the West	889	38
Seacoast Banking Corp. of Florida	1,789	38
Peoples Holding Co.	1,165	38
Arrow Financial Corp.	1,263	38
Entertainment Properties Trust REIT	1,000	38
Innkeepers USA Trust REIT	3,021	38
* Stifel Financial Corp.	1,909	37
First Bancorp (NC)	1,108	37
Partners Trust Financial Group, Inc.	3,603	37
MFA Mortgage Investments, Inc. REIT	3,900	36
* Danielson Holdings Corp.	5,834	36
LTC Properties, Inc. REIT	1,970	35
Mid-America Apartment Communities, Inc. REIT	900	35
Kramont Realty Trust REIT	1,872	35
Omega Financial Corp.	992	34
American Land Lease, Inc. REIT	1,751	34
Southwest Bancorp, Inc.	1,540	34
NYMAGIC, Inc.	1,545	34
First South Bancorp, Inc.	1,356	34
Nara Bancorp, Inc.	1,672	34
FNB Financial Services Corp.	1,747	34
Banner Corp.	1,141	34
Winston Hotels, Inc. REIT	3,118	33
CFS Bancorp, Inc.	2,400	33
Capital Bank Corp.	2,069	33
* PRG-Schultz International, Inc.	5,772	33
Apollo Investment Corp.	2,341	33
OceanFirst Financial Corp.	1,349	33
Provident Bancorp, Inc.	2,761	32
* Portfolio Recovery Associates, Inc.	1,100	32
BCSB Bankcorp, Inc.	1,951	32
* iPayment Holdings, Inc.	800	32
Prosperity Bancshares, Inc.	1,200	32
Century Bancorp, Inc. Class A	990	31
* Credit Acceptance Corp.	1,647	31
Midwest Banc Holdings, Inc.	1,620	31
Safety Insurance Group, Inc.	1,400	31
Tanger Factory Outlet Centers, Inc. REIT	692	31
Simmons First National Corp.	1,210	31
Horizon Financial Corp.	1,605	31
First Federal Bancshares of Arkansas, Inc.	1,506	31
Summit Bancshares, Inc.	912	30
Cascade Bancorp	1,542	30
Frontier Financial Corp.	839	30
Infinity Property & Casualty Corp.	1,000	30
* Tradestation Group Inc.	4,806	29
Capitol Bancorp Ltd.	1,000	29
Farmers Capital Bank Corp.	846	29
TF Financial Corp.	1,016	29
Wayne Savings Bancshares, Inc.	1,773	29
Gabelli Asset Management Inc.	664	28
* First Mariner Bancorp, Inc.	1,646	28
Capital Trust Class A REIT	970	28
Sizeler Property Investors, Inc. REIT	3,028	28
Newmil Bancorp, Inc.	950	28
LSB Corp.	1,398	28
Sanders Morris Harris Group Inc.	2,300	28
KNBT Bancorp Inc.	1,643	28
LaSalle Hotel Properties REIT	1,000	28
AMLI Residential Properties Trust REIT	900	27
RAIT Investment Trust REIT	1,000	27
HopFed Bancorp, Inc.	1,605	27
Capstead Mortgage Corp. REIT	2,186	27
Sterling Bancorp	1,000	27
Sterling Financial Corp. (PA)	1,006	27
PrivateBancorp, Inc.	1,000	27
Pulaski Financial Corp.	1,362	27
* Ameriserv Financial Inc.	5,269	26
Omega Healthcare Investors, Inc. REIT	2,437	26
* eSPEED, Inc. Class A	2,667	26
Comm Bancorp, Inc.	639	26
* Willis Lease Finance Corp.	3,389	26
Sandy Spring Bancorp, Inc.	794	26
* MeriStar Hospitality Corp. REIT	4,629	25
Anworth Mortgage Asset Corp. REIT	2,200	25
Greater Community Bancorp	1,752	25
Oak Hill Financial, Inc.	710	25
Vesta Insurance Group, Inc.	5,486	25
Main Street Banks, Inc.	800	24
* Prime Group Realty Trust REIT	4,282	24
Ameriana Bancorp	1,500	24
* Euronet Worldwide, Inc.	1,300	24
First Keystone Financial, Inc.	1,097	24
Codorus Valley Bancorp, Inc.	1,297	24
* DutchFork Bancshares, Inc.	559	24
* HomeStore, Inc.	10,278	24
HF Financial Corp.	1,414	24
Affordable Residential Communities REIT	1,622	24
Wainwright Bank & Trust Co.	2,050	23
First Midwest Financial, Inc.	1,049	23
Investors Title Co.	748	23
Cornerstone Realty Income Trust, Inc. REIT	2,287	22
Community West Bancshares	2,110	22
Merchants Bancshares, Inc.	752	22
Columbia Bancorp	726	21
Greater Delaware Valley Savings Bank	663	21
Provident Financial Holdings, Inc.	706	20
Price Legacy Corp. REIT	1,075	20
German American Bancorp	1,188	20
* Ceres Group, Inc.	3,566	19
Peoples Bancorp, Inc.	735	19
State Financial Services Corp. Class A	701	19
First State Bancorporation	600	19
North Valley Bancorp	1,042	19
* Federal Agricultural Mortgage Corp. Class A	1,021	18
* Navigators Group, Inc.	624	18
Team Financial, Inc.	1,658	18
* CyberSource Corp.	3,774	18
Bank of the Ozarks, Inc.	600	18
Heritage Financial Corp.	862	18
* Criimi Mae, Inc. REIT	1,204	18
Shore Bancshares, Inc.	600	17
IBERIABANK Corp.	300	17
BancTrust Financial Group, Inc.	900	17
* Marlin Business Services Inc.	900	17
Old Second Bancorp, Inc.	600	17
* Ampal-American Israel Corp.	4,703	16
* Carreker Corp.	2,100	16
Highland Hospitality Corp. REIT	1,400	16
Rainier Pacific Financial Group Inc.	875	16
* Franklin Bank Corp.	900	15
Massbank Corp.	413	15
Commercial Bankshares, Inc.	500	15
* Signature Bank	566	15
* PMA Capital Corp. Class A	2,000	15
* Banc Corp.	2,068	14
* HealthExtras, Inc.	1,000	14
* ITLA Capital Corp.	300	14
* CCC Information Services Group	783	14
First Potomac REIT	669	14
Bristol West Holdings, Inc.	800	14
Penn-America Group, Inc.	1,000	14
Ramco-Gershenson Properties Trust REIT	500	14
* Investors Capital Holdings, Ltd.	3,067	13
First M&F Corp.	400	13
Government Properties Trust, Inc. REIT	1,400	13
Sound Federal Bancorp Inc.	900	13
Saul Centers, Inc. REIT	400	13
SWS Group, Inc.	800	13
TriCo Bancshares	600	13
Chester Valley Bancorp	631	13
American Equity Investment Life Holding Co.	1,300	12
Urstadt Biddle Properties Class A REIT	800	12
American National Bankshares Inc.	500	12
MutualFirst Financial Inc.	500	12
Foothill Independent Bancorp	545	12
* Amnet Mortgage INC	1,460	12
FirstBank Corp.	396	11
Ashford Hospitality Trust REIT	1,200	11
* Central Coast Bancorp	550	11
Peapack Gladstone Financial Corp.	363	11
* E-LOAN, Inc.	5,008	11
Yardville National Bancorp	363	11
Security Bank Corp.	300	11
First Defiance Financial Corp.	400	10
* AmericanWest Bancorporation	550	10
* Hypercom Corp.	1,400	10
United Community Financial Corp.	900	10
* The Bancorp Bank	500	10
* First Union Real Estate REIT	3,259	10
Baldwin & Lyons, Inc. Class B	400	10
First United Corp.	500	10
Center Bancorp, Inc.	840	10
LSB Bancshares, Inc.	600	10
Camco Financial Corp.	670	10
FNB Corp. (VA)	371	10
Capital Title Group, Inc.	1,848	10
* Consumer Portfolio Services, Inc.	2,020	9
Citizens First Financial Corp.	387	9
Greenhill & Co., Inc.	400	9
United Mobile Homes, Inc. REIT	648	9
Pennfed Financial Services, Inc.	300	9
Bedford Property Investors, Inc. REIT	300	9
* Archipelago Holdings Inc.	600	9
Luminent Mortgage Capital, Inc. REIT	700	9
Unity Bancorp, Inc.	717	9
Integra Bank Corp.	400	9
* Asset Acceptance Capital Corp.	500	8
* TheStreet.com, Inc.	2,242	8
First Financial Service Corp.	330	8
ESB Financial Corp.	600	8
Webster City Federal Bancorp	600	8
* First Cash Financial Services, Inc.	400	8
Jefferson Bancshares, Inc.	600	8
Kite Realty Group Trust REIT	600	8
Community Bancorp Inc.	300	8
Belmont Bancorp	1,366	8
Extra Space Storage Inc. REIT	600	8
Bay View Capital Corp.	460	8
EFC Bancorp, Inc	300	8
Citizens South Banking Corp.	600	8
CoBiz Inc.	450	7
Republic Bancorp, Inc. Class A	315	7
* Republic First Bancorp, Inc.	550	7
Westfield Financial, Inc.	300	7
Eastern Virginia Bankshares, Inc.	300	7
* Sun Bancorp, Inc. (NJ)	315	7
Royal Bancshares of Pennsylvania, Inc.	280	7
Leesport Financial Corp.	300	7
Financial Institutions, Inc.	300	7
AmeriVest Properties, Inc. REIT	1,000	7
* Portal Software, Inc.	2,426	7
* Pacific Mercantile Bancorp	500	6
Mission West Properties Inc. REIT	600	6
Humphrey Hospitality Trust, Inc. REIT	1,565	6
BNP Residential Properties, Inc. REIT	444	6
Investors Real Estate Trust REIT	600	6
* American Independence Corp.	390	6
Bank of Granite Corp.	300	6
Falcon Financial Investment Trust REIT	700	6
* Texas Capital Bancshares, Inc.	300	5
Ziegler Cos., Inc.	271	5
Community Bank of Northern Virginia	300	5
Cavalry Bancorp, Inc.	300	5
U.S. Restaurant Properties, Inc. REIT	300	5
Track Data Corp.	6,608	5
* Heritage Commerce Corp.	300	5
American Mortgage Acceptance Co. REIT	300	5
BRT Realty Trust REIT	200	4
BostonFed Bancorp, Inc.	100	4
First Busey Corp.	219	4
Habersham Bancorp	209	4
National Health Realty Inc. REIT	200	4
* Intersections Inc.	260	4
* Collegiate Funding Services, Inc.	300	4
Berkshire Hills Bancorp, Inc.	100	4
* Pacific Premier Bancorp, Inc.	305	4
Warwick Community Bancorp, Inc.	109	4
Pennrock Financial Services Corp.	129	4
FNB Corp. (NC)	200	4
Citizens 1st Bancorp, Inc.	125	3
Princeton National Bancorp, Inc.	100	3
Northern States Financial Corp.	100	3
FFLC Bancorp, Inc.	100	3
Maxcor Financial Group Inc.	300	3
Home Federal Bancorp	100	3
* Boykin Lodging Co. REIT	300	3
Clifton Savings Bancorp, Inc.	173	2
NASB Financial Inc.	51	2
* Intelidata Technologies Corp.	5,592	2
Burnham Pacific Properties, Inc. REIT	15,143	2
United Financial Corp.	75	2
Acadia Realty Trust REIT	100	1
Hoenig Group, Inc. Rights Exp. 9/1/2006	3,670	1
* Cardinal Financial Corp.	78	1
* InsWeb Corp.	237	1
Pittsburgh & West Virginia Railroad REIT	73	1
* FirstCity Financial Corp.	71	1
* Horizon Group Properties, Inc. REIT	64	-
Coastal Financial Corp.	7	-
* Pinnacle Holdings Inc. Warrants Exp. 11/13/2007	9	-

		216,666

Health Care (12.3%)
Pfizer Inc.	540,085	16,527
Johnson & Johnson	212,285	11,958
Merck & Co., Inc.	158,706	5,237
* Amgen, Inc.	90,692	5,140
Eli Lilly & Co.	80,933	4,860
Abbott Laboratories	111,870	4,739
Medtronic, Inc.	86,688	4,499
Wyeth	95,595	3,575
UnitedHealth Group Inc.	47,585	3,509
Bristol-Myers Squibb Co.	139,361	3,299
* Boston Scientific Corp.	60,326	2,397
* Genentech, Inc.	42,772	2,242
Schering-Plough Corp.	105,447	2,010
* Biogen Idec Inc.	24,352	1,490
Guidant Corp.	22,505	1,486
Baxter International, Inc.	44,034	1,416
* Zimmer Holdings, Inc.	17,572	1,389
Stryker Corp.	28,562	1,373
Cardinal Health, Inc.	30,819	1,349
HCA Inc.	33,236	1,268
* Forest Laboratories, Inc.	26,554	1,194
* WellPoint Health Networks Inc. Class A	11,190	1,176
* Gilead Sciences, Inc.	30,804	1,151
Aetna Inc.	10,887	1,088
* Caremark Rx, Inc.	33,250	1,066
* St. Jude Medical, Inc.	12,688	955
Becton, Dickinson & Co.	18,041	933
* Genzyme Corp.-General Division	16,224	883
* Anthem, Inc.	10,110	882
Biomet, Inc.	18,145	851
Allergan, Inc.	9,594	696
Quest Diagnostics, Inc.	7,537	665
* Medco Health Solutions, Inc.	19,623	606
* Chiron Corp.	13,450	594
McKesson Corp.	20,810	534
* Laboratory Corp. of America Holdings	10,292	450
* MedImmune Inc.	18,166	431
AmerisourceBergen Corp.	7,953	427
C.R. Bard, Inc.	7,374	418
IMS Health, Inc.	17,206	412
* Patterson Cos	4,813	368
* Express Scripts Inc.	5,576	364
* Tenet Healthcare Corp.	33,641	363
Health Management Associates Class A	17,714	362
* Coventry Health Care Inc.	6,523	348
Mylan Laboratories, Inc.	19,317	348
* Celgene Corp.	5,953	347
* Hospira, Inc.	11,327	347
* Varian Medical Systems, Inc.	9,996	346
* IVAX Corp.	17,870	342
* Barr Pharmaceuticals Inc.	7,642	317
* ImClone Systems, Inc.	5,969	315
* Sepracor Inc.	6,387	312
DENTSPLY International Inc.	5,957	309
* Millennium Pharmaceuticals, Inc.	22,090	303
* Kinetic Concepts, Inc.	4,900	257
Bausch & Lomb, Inc.	3,758	250
Beckman Coulter, Inc.	4,391	246
* Watson Pharmaceuticals, Inc.	7,988	235
* Humana Inc.	11,675	233
* PacifiCare Health Systems, Inc.	6,188	227
* DaVita, Inc.	7,031	219
Omnicare, Inc.	7,485	212
* Lincare Holdings, Inc.	7,140	212
* King Pharmaceuticals, Inc.	17,435	208
* Invitrogen Corp.	3,776	208
* Health Net Inc.	8,198	203
* Henry Schein, Inc.	3,215	200
* Cytyc Corp.	8,031	194
Manor Care, Inc.	6,441	193
* Cephalon, Inc.	3,999	192
* Community Health Systems, Inc.	7,139	190
* Triad Hospitals, Inc.	5,518	190
* Covance, Inc.	4,534	181
* OSI Pharmaceuticals, Inc.	2,914	179
* Endo Pharmaceuticals Holdings, Inc.	9,535	175
* Dade Behring Holdings Inc.	3,100	173
* Millipore Corp.	3,540	169
Universal Health Services Class B	3,888	169
* WebMD Corp.	22,722	158
Cooper Cos., Inc.	2,282	156
Medicis Pharmaceutical Corp.	3,982	155
* Renal Care Group, Inc.	4,795	155
* Charles River Laboratories, Inc.	3,328	152
* Respironics, Inc.	2,781	149
* Eon Labs, Inc.	6,700	145
* Stericycle, Inc.	3,163	145
* Pharmaceutical Product Development, Inc.	4,015	145
Valeant Pharmaceuticals International	5,965	144
* Gen-Probe Inc.	3,600	144
* Edwards Lifesciences Corp.	4,264	143
* American Pharmaceuticals Partners, Inc.	5,100	141
* Amylin Pharmaceuticals, Inc.	6,803	140
* MGI Pharma, Inc.	5,080	136
* Protein Design Labs, Inc.	6,762	132
* Affymetrix, Inc.	4,310	132
* IDEXX Laboratories Corp.	2,492	126
* Neurocrine Biosciences, Inc.	2,600	123
* VCA Antech, Inc.	5,800	120
* INAMED Corp.	2,500	119
* Pharmion Corp.	2,300	119
* Andrx Group	5,248	117
* ResMed Inc.	2,433	116
* Cerner Corp.	2,570	111
* Techne Corp.	2,907	111
* ICOS Corp.	4,584	111
* STERIS Corp.	5,012	110
* First Health Group Corp.	6,634	107
Invacare Corp.	2,290	105
Perrigo Co.	5,081	104
* Inveresk Research Group Inc.	2,800	103
* Onyx Pharmaceuticals, Inc.	2,400	103
* Advanced Medical Optics, Inc.	2,598	103
* Eyetech Pharmaceuticals Inc.	2,994	102
Select Medical Corp.	7,548	101
* Martek Biosciences Corp.	2,084	101
* AMERIGROUP Corp.	1,800	101
* Human Genome Sciences, Inc.	9,276	101
* Sierra Health Services, Inc.	2,100	101
Mentor Corp.	2,980	100
* Apria Healthcare Group Inc.	3,627	99
* Pediatrix Medical Group, Inc.	1,780	98
* Bio-Rad Laboratories, Inc. Class A	1,874	96
Arrow International, Inc.	3,142	94
* Kos Pharmaceuticals, Inc.	2,600	93
* Province Healthcare Co.	4,425	93
* Magellan Health Services, Inc.	2,501	91
* ILEX Oncology, Inc.	3,624	91
* American Medical Systems Holdings, Inc.	2,475	90
* Intuitive Surgical, Inc.	3,576	89
* Nektar Therapeutics	6,024	87
* Haemonetics Corp.	2,628	86
* PAR Pharmaceutical Cos. Inc.	2,400	86
* Ocular Sciences, Inc.	1,767	85
* The Medicines Co.	3,453	83
Diagnostic Products Corp.	2,020	83
* Sybron Dental Specialties, Inc.	2,749	82
* Accredo Health, Inc.	3,421	81
* LifePoint Hospitals, Inc.	2,679	80
* NeighborCare Inc.	3,119	79
* Immucor Inc.	3,154	78
Owens & Minor, Inc. Holding Co.	3,061	78
* Integra LifeSciences Holdings	2,400	77
* United Therapeutics Corp.	2,194	77
* Beverly Enterprises, Inc.	9,947	75
* Kindred Healthcare, Inc.	3,064	75
* Kyphon Inc.	3,000	74
* Genencor International Inc.	4,597	74
* Telik, Inc.	3,300	74
* Alkermes, Inc.	6,350	73
Alpharma, Inc. Class A	3,999	73
* VISX Inc.	3,545	73
* United Surgical Partners International, Inc.	2,125	73
* IDX Systems Corp.	2,243	73
* Centene Corp.	1,700	72
* Zymogenetics, Inc.	4,125	72
* Ventana Medical Systems, Inc.	1,349	68
* Priority Healthcare Corp. Class B	3,353	68
* Abgenix, Inc.	6,832	67
* PSS World Medical, Inc.	6,707	67
* Align Technology, Inc.	4,400	67
* Applera Corp.-Celera Genomics Group	5,723	67
* Sunrise Senior Living, Inc.	1,900	67
* K-V Pharmaceutical Co. Class A	3,692	66
* AtheroGenics, Inc.	2,000	66
* ArthroCare Corp.	2,213	65
* Sola International Inc.	3,342	64
* Impax Laboratories, Inc.	4,100	63
* Vertex Pharmaceuticals, Inc.	5,967	63
* Nabi Biopharmaceuticals	4,658	62
* NPS Pharmaceuticals Inc.	2,841	62
* Vicuron Pharmaceuticals Inc.	4,166	61
* Enzon Pharmaceuticals, Inc.	3,804	61
* Incyte Corp.	6,148	59
* Transkaryotic Therapies, Inc.	3,314	59
* Biosite Inc.	1,191	58
* Eclipsys Corp.	3,731	58
* Salix Pharmaceuticals, Ltd.	2,700	58
* Wright Medical Group, Inc.	2,300	58
* PAREXEL International Corp.	2,938	58
* RehabCare Group, Inc.	2,500	58
* Viasys Healthcare Inc.	3,425	57
* Tanox, Inc.	3,394	57
* Medarex, Inc.	7,745	57
* Molecular Devices Corp.	2,352	55
* Ligand Pharmaceuticals Inc. Class B	5,500	55
* Noven Pharmaceuticals, Inc.	2,623	55
* Connetics Corp.	2,000	54
* Serologicals Corp.	2,300	54
* Exelixis, Inc.	6,633	53
* Gentiva Health Services, Inc.	3,250	53
* Per-Se Technologies, Inc.	3,825	52
* Cyberonics, Inc.	2,538	52
* CONMED Corp.	1,972	52
* Atrix Laboratories, Inc.	1,686	52
* Genesis Healthcare Corp.	1,659	50
* Dendreon Corp.	5,937	50
* Odyssey Healthcare, Inc.	2,800	50
* American Medical Security Group, Inc.	1,553	50
* American Healthways Inc.	1,700	49
* eResearch Technology, Inc.	3,675	49
* Advanced Neuromodulation Systems, Inc.	1,600	49
* Quality Systems, Inc.	951	48
* Aspect Medical Systems, Inc.	2,654	48
* AmSurg Corp.	2,250	48
* Encysive Pharmaceuticals, Inc.	5,223	47
* Adolor Corp.	4,184	47
* Hologic, Inc.	2,438	47
Meridian Bioscience Inc.	3,532	47
* Indevus Pharmaceuticals, Inc.	6,619	47
* Maxygen Inc.	4,741	47
Vital Signs, Inc.	1,457	47
* SonoSite, Inc.	1,762	46
* Candela Corp.	3,892	45
* Alliance Imaging, Inc.	5,900	44
PolyMedica Corp.	1,400	43
* CorVel Corp.	1,452	43
* MedCath Corp.	2,700	43
* Enzo Biochem, Inc.	2,827	42
* Thoratec Corp.	4,317	42
* Myriad Genetics, Inc.	2,400	41
* SurModics, Inc.	1,711	41
Hooper Holmes, Inc.	9,039	40
* VaxGen, Inc.	3,020	40
* TriPath Imaging, Inc.	4,789	39
* Zoll Medical Corp.	1,141	38
* Alexion Pharmaceuticals, Inc.	2,112	38
* Specialty Laboratories, Inc.	3,533	37
* Digene Corp.	1,394	36
* Inspire Pharmaceuticals, Inc.	2,300	36
* OraSure Technologies, Inc.	5,632	35
* Regeneron Pharmaceuticals, Inc.	4,081	35
* Cell Genesys, Inc.	3,948	35
* CardioDynamics International Corp.	7,532	35
* CV Therapeutics, Inc.	2,683	34
LCA-Vision Inc.	1,291	33
* Cubist Pharmaceuticals, Inc.	3,337	33
* Possis Medical Inc.	2,100	33
* Third Wave Technologies	4,741	33
* Allscripts Healthcare Solutions, Inc.	3,570	32
* Cepheid, Inc.	3,700	32
* US Physical Therapy, Inc.	2,300	31
* Lexicon Genetics Inc.	4,729	31
* Pharmacyclics, Inc.	3,019	31
* ImmunoGen, Inc.	6,130	31
* InterMune Inc.	2,625	31
* Albany Molecular Research, Inc.	3,206	31
* Bruker BioSciences Corp.	8,844	31
* Isis Pharmaceuticals, Inc.	6,225	31
* SuperGen, Inc.	4,928	30
* CuraGen Corp.	5,529	30
* National Dentex Corp.	1,077	30
* First Horizon Pharmaceutical Corp.	1,500	30
* ABIOMED, Inc.	3,375	30
* CTI Molecular Imaging, Inc.	3,700	30
* Luminex Corp.	4,004	29
* DJ Orthopedics Inc.	1,600	28
* BioMarin Pharmaceutical Inc.	5,435	28
* Closure Medical Corp.	1,964	28
* OCA Inc.	5,896	28
* SFBC International, Inc.	1,050	28
* Diversa Corp.	3,302	28
* Trimeris, Inc.	1,826	27
* Cell Therapeutics, Inc.	3,930	27
* Superior Consultant Holdings Corp.	4,112	27
* Bone Care International, Inc.	1,093	27
* Regeneration Technologies, Inc.	3,290	26
* Chattem, Inc.	800	26
* Matria Healthcare, Inc.	904	26
* Nastech Pharmaceutical Co., Inc.	1,785	26
West Pharmaceutical Services, Inc.	1,200	25
Analogic Corp.	600	25
* Molina Healthcare Inc.	700	25
* Rochester Medical Corp.	2,716	24
* Vivus, Inc.	5,306	24
* GenVec, Inc.	9,030	23
* Nuvelo, Inc.	2,308	23
* Lifecore Biomedical Inc.	3,233	23
Datascope Corp.	600	22
* Kensey Nash Corp.	828	22
* Wilson Greatbatch Technologies, Inc.	1,200	21
* InKine Pharmaceutical Co., Inc.	4,225	21
* Inverness Medical Innovations, Inc.	1,007	21
* LabOne, Inc.	700	20
* Gene Logic Inc.	5,467	20
* Laserscope	1,000	20
* VistaCare, Inc.	1,300	20
* Air Methods Corp.	3,041	20
* Illumina, Inc.	3,276	19
* Embrex, Inc.	1,419	19
* Able Laboratories, Inc.	1,000	19
* Pozen Inc.	2,165	19
* Corixa Corp.	4,497	19
* Exactech, Inc.	900	18
* Medical Action Industries Inc.	1,100	18
* Accelrys Inc.	2,797	18
* Aclara Biosciences, Inc.	4,614	18
* Antigenics, Inc.	3,021	18
* Dyax Corp.	2,379	18
* Penwest Pharmaceuticals Co.	1,563	18
Landauer, Inc.	375	18
* Neogen Corp.	875	17
* Conceptus, Inc.	1,800	17
* Advanced Magnetics, Inc.	1,173	16
* CryoLife Inc.	2,226	16
* HMS Holdings Corp.	2,468	16
* Savient Pharmaceuticals Inc.	6,883	16
* Progenics Pharmaceuticals, Inc.	1,070	16
* Genta Inc.	5,819	16
* SciClone Pharmaceuticals, Inc.	4,366	16
* Caliper Life Sciences, Inc.	2,209	16
* SONUS Pharmaceuticals, Inc.	4,183	16
* Neurogen Corp.	2,387	15
* ARIAD Pharmaceuticals, Inc.	2,300	15
* IVAX Diagnostics, Inc.	2,766	15
* Harvard Bioscience, Inc.	3,410	15
* Theragenics Corp.	4,093	15
* BioSphere Medical Inc.	4,500	15
* PRAECIS Pharmaceuticals Inc.	6,704	15
BioLase Technology, Inc.	1,800	15
* Curis, Inc.	3,275	15
* VitalWorks Inc.	3,890	15
* Lipid Sciences, Inc.	2,862	14
* Bradley Pharmaceuticals, Inc.	700	14
* Spectranetics Corp.	2,779	14
* EPIX Medical, Inc.	700	14
* Sangamo BioSciences, Inc.	2,740	13
* ICU Medical, Inc.	500	13
* Immunomedics Inc.	5,002	13
* Nanogen, Inc.	3,386	13
* Hollis-Eden Pharmaceuticals, Inc.	1,200	13
* Geron Corp.	2,138	13
* Ciphergen Biosystems, Inc.	3,206	13
* Axonyx Inc.	2,200	12
* NMT Medical, Inc.	3,100	12
* Curative Health Services, Inc.	1,739	12
* La Jolla Pharmaceutical Co.	3,848	12
* Maxim Pharmaceuticals, Inc.	4,304	11
* Oxigene, Inc.	1,815	11
* SRI/Surgical Express, Inc.	1,677	11
* Allied Healthcare International Inc.	1,980	11
* Merit Medical Systems, Inc.	700	11
* XOMA Ltd.	4,538	11
* Oscient Pharmaceuticals	2,887	10
* Genaissance Pharmaceuticals, Inc.	3,100	10
* Idenix Pharmaceuticals Inc.	600	10
* Hi-Tech Pharmacal Co., Inc.	600	10
* CYTOGEN Corp.	879	9
* Aphton Corp.	2,490	9
* Cytokinetics, Inc.	671	9
* Novavax, Inc.	2,847	9
* Vical, Inc.	1,846	9
Psychemedics Corp.	725	9
* Corgentech Inc.	500	9
* Cypress Bioscience, Inc.	700	8
* Orchid Biosciences, Inc.	1,004	8
* Symbion, Inc.	500	8
* Titan Pharmaceuticals, Inc.	3,367	8
* Curon Medical Inc.	7,226	8
* Emisphere Technologies, Inc.	2,550	8
* Insmed Inc.	4,380	7
* Chronimed Inc.	1,200	7
* Tercica, Inc.	800	7
* Aradigm Corp.	5,575	7
* NeoPharm, Inc.	814	7
* Iridex Corp.	1,100	7
* Pharmacopeia Drug Discovery	1,398	7
* Abaxis, Inc.	500	7
* Novoste Corp.	3,865	6
* Large Scale Biology Corp.	6,609	6
* Tapestry Pharmaceuticals Inc.	6,104	6
* Durect Corp.	4,425	6
* MannKind Corp.	300	6
* Microvision, Inc.	1,000	6
* V.I. Technologies, Inc.	6,546	6
* Kendle International Inc.	1,075	6
* Stratagene Holding Corp.	789	6
* Neurobiological Technologies, Inc.	1,600	6
* Discovery Laboratories, Inc.	800	5
* Orphan Medical, Inc.	500	5
* Seattle Genetics, Inc.	800	5
* Rita Medical Systems, Inc.	1,400	5
* Targeted Genetics Corp.	3,721	5
* Ista Pharmaceuticals Inc.	398	5
* Lanvision Systems, Inc.	1,425	5
* Five Star Quality Care, Inc.	668	5
* EntreMed, Inc.	2,738	5
* Kosan Biosciences, Inc.	800	5
* Carrington Labs Inc.	1,246	5
* Columbia Laboratories Inc.	1,500	5
* AP Pharma Inc.	3,352	5
* Cerus Corp.	1,842	4
* Virologic, Inc.	2,205	4
* ViroPharma Inc.	2,238	4
* Northfield Laboratories, Inc.	300	4
* GTC Biotherapeutics, Inc.	2,100	4
* Aksys, Ltd.	737	4
* MacroChem Corp.	3,800	3
* Sequenom, Inc.	3,558	3
* Cortex Pharmaceuticals, Inc.	1,300	3
* Alteon, Inc.	3,513	3
* Transgenomic, Inc.	2,841	3
* Collagenex Pharmaceuticals, Inc.	500	3
* Proxymed Pharmacy, Inc.	320	3
* aaiPharma Inc.	2,000	3
* Synovis Life Technologies, Inc.	300	3
* Continucare Corp.	1,581	3
* Renovis, Inc.	300	2
* GTx, Inc.	200	2
* Interpharm Holdings, Inc.	739	2
* Avigen, Inc.	604	2
* Aastrom Biosciences, Inc.	2,400	2
* Cardima, Inc.	4,715	2
* Matritech Inc.	1,700	2
* PharmaNetics, Inc.	5,064	2
* Wellcare Group Inc.	100	2
* Repligen Corp.	1,000	2
* IntraBiotics Pharmaceuticals, Inc.	470	2
* Santarus Inc.	196	2
* SIGA Technologies, Inc.	1,265	2
* Myogen, Inc.	200	2
* Animas Corp.	100	2
* eXegenics Inc.	2,293	2
* Icoria Inc.	3,296	2
* Applied Imaging Corp.	2,500	2
* Precision Optics Corp., Inc.	1,564	1
* Biopure Corp.	3,100	1
* Barrier Therapeutics Inc.	100	1
* Osteotech, Inc.	300	1
* The Immune Response Corp.	981	1
* Bioject Medical Technologies Inc.	1,000	1
* Lynx Therapeutics, Inc.	408	1
* Epimmune Inc.	643	1
* Corcept Therapeutics Inc.	107	1
* IGI, Inc.	418	1
* HealthAxis, Inc.	225	1
* Valentis, Inc.	165	-
* A.D.A.M., Inc.	136	-
* IntegraMed America, Inc.	42	-
* Pure Bioscience	571	-
* Cytrx Corp.	141	-
* Geopharma Inc.	55	-
* DiaSys Corp.	129	-

		119,974

Integrated Oils (4.1%)
ExxonMobil Corp.	467,815	22,609
ChevronTexaco Corp.	153,076	8,211
ConocoPhillips Co.	49,086	4,067
Occidental Petroleum Corp.	28,206	1,577
Marathon Oil Corp.	24,743	1,021
Unocal Corp.	19,239	827
Amerada Hess Corp.	6,582	586
Murphy Oil Corp.	6,514	565
Hugoton Royalty Trust	3,800	107
* KCS Energy, Inc.	5,433	76
* Giant Industries, Inc.	2,010	49
* Delta Petroleum Corp.	3,500	46
* GMX Resources Inc.	3,450	24

		39,765

Other Energy (3.0%)
Schlumberger Ltd.	42,282	2,846
Devon Energy Corp.	17,215	1,222
Anadarko Petroleum Corp.	17,922	1,189
Apache Corp.	23,460	1,176
Burlington Resources, Inc.	28,236	1,152
Halliburton Co.	31,850	1,073
Baker Hughes, Inc.	23,998	1,049
* Transocean Inc.	22,931	820
Valero Energy Corp.	9,209	739
Kerr-McGee Corp.	10,891	624
XTO Energy, Inc.	18,507	601
BJ Services Co.	11,462	601
EOG Resources, Inc.	8,517	561
GlobalSantaFe Corp.	16,974	520
* Nabors Industries, Inc.	10,658	505
* Weatherford International Ltd.	9,686	494
Williams Cos., Inc.	37,718	456
* Smith International, Inc.	7,476	454
* Noble Corp.	9,737	438
El Paso Corp.	45,259	416
Sunoco, Inc.	5,573	412
ENSCO International, Inc.	11,057	361
Diamond Offshore Drilling, Inc.	9,474	313
Chesapeake Energy Corp.	19,305	306
Pioneer Natural Resources Co.	8,582	296
Peabody Energy Corp.	4,684	279
Texas Genco Holdings, Inc.	5,874	274
* Newfield Exploration Co.	4,423	271
* Ultra Petroleum Corp.	5,378	264
* Premcor, Inc.	6,500	250
Noble Energy, Inc.	4,129	240
Equitable Resources, Inc.	4,338	236
Patterson-UTI Energy, Inc.	12,046	230
CONSOL Energy, Inc.	6,504	227
Pogo Producing Co.	4,621	219
* Cooper Cameron Corp.	3,844	211
* National-Oilwell, Inc.	6,199	204
* Reliant Energy, Inc.	21,445	200
* Rowan Cos., Inc.	7,563	200
* NRG Engergy	7,191	194
* Pride International, Inc.	9,788	194
* Varco International, Inc.	7,009	188
* Grant Prideco, Inc.	8,832	181
* FMC Technologies Inc.	4,823	161
Massey Energy Co.	5,491	159
Patina Oil & Gas Corp.	5,050	149
Arch Coal, Inc.	4,011	142
* Tesoro Petroleum Corp.	4,700	139
* Dynegy, Inc.	27,466	137
* Plains Exploration & Production Co.	5,655	135
* Evergreen Resources, Inc.	3,126	125
* Forest Oil Corp.	4,080	123
* Houston Exploration Co.	1,982	118
* Quicksilver Resources, Inc.	3,588	117
* Unit Corp.	3,252	114
* Encore Acquisition Co.	3,215	111
Cabot Oil & Gas Corp.	2,462	111
* Cimarex Energy Co.	2,992	105
* Key Energy Services, Inc.	9,456	104
Helmerich & Payne, Inc.	3,576	103
* Cal Dive International, Inc.	2,818	100
* Denbury Resources, Inc.	3,900	99
Vintage Petroleum, Inc.	4,631	93
* Oceaneering International, Inc.	2,499	92
Range Resources Corp.	5,100	89
* Magnum Hunter Resources Inc.	7,680	89
* Calpine Corp.	30,145	87
CARBO Ceramics Inc.	1,190	86
Berry Petroleum Class A	2,285	84
* Petroleum Development Corp.	1,900	83
* Spinnaker Exploration Co.	2,376	83
* Hanover Compressor Co.	6,075	82
* Stone Energy Corp.	1,841	81
* Universal Compression Holdings, Inc.	2,362	80
* Superior Energy Services, Inc.	6,200	80
St. Mary Land & Exploration Co.	2,010	80
Holly Corp.	3,136	80
* Swift Energy Co.	3,291	79
* Input/Output, Inc.	7,542	78
* Seacor Holdings INC	1,659	78
Frontier Oil Corp.	3,276	77
* Comstock Resources, Inc.	3,665	77
* Grey Wolf, Inc.	15,529	76
Penn Virginia Corp.	1,912	76
* Atwood Oceanics, Inc.	1,554	74
* TETRA Technologies, Inc.	2,335	73
* Remington Oil & Gas Corp.	2,758	72
* Global Industries Ltd.	11,658	72
RPC Inc.	3,891	70
* Todco	4,000	69
* Enbridge Energy Management LLC	1,533	68
* Whiting Petroleum Corp.	2,217	67
* Energy Partners, Ltd.	4,108	67
* Veritas DGC Inc.	2,845	65
* Newpark Resources, Inc.	10,283	62
* Harvest Natural Resources, Inc.	3,500	58
* Plug Power, Inc.	8,936	57
Resource America, Inc.	2,334	55
* Dril-Quip, Inc.	2,328	52
* W-H Energy Services, Inc.	2,487	52
* Hydrill Co.	1,200	52
* ATP Oil & Gas Corp.	4,200	51
* Brigham Exploration Co.	5,300	50
* Syntroleum Corp.	6,873	48
* PetroQuest Energy, Inc.	9,200	48
* The Meridian Resource Corp.	5,349	47
* TransMontaigne Inc.	7,559	44
* Oil States International, Inc.	2,300	43
* Parker Drilling Co.	11,063	41
* McMoRan Exploration Co.	2,795	36
* FuelCell Energy, Inc.	3,060	31
* Double Eagle Petroleum Co.	2,071	31
* The Exploration Co. of Delaware, Inc.	6,500	30
* Parallel Petroleum Corp.	6,000	29
* Prime Energy Corp.	1,426	28
Gulf Island Fabrication, Inc.	1,148	26
* Callon Petroleum Co.	1,966	25
* KFX, Inc.	3,200	25
* Petrohawk Energy Corp.	2,900	24
* Toreador Resources Corp.	2,315	22
* Goodrich Petroleum Corp.	1,400	19
* Clayton Williams Energy, Inc.	647	14
* Capstone Turbine Corp.	7,214	11
* Harken Energy Corp.	19,883	10
* Global Power Equipment Group Inc.	1,215	9
* Royale Energy, Inc.	931	9
* Torch Offshore, Inc.	3,600	8
* Abraxas Petroleum Corp.	3,800	8
* Westmoreland Coal Co.	300	8
* Magellan Petroleum Corp.	5,434	7
* Infinity, Inc.	800	4
* Horizon Offshore, Inc.	4,889	3
* U.S. Energy Systems, Inc.	4,134	3
* FX Energy, Inc.	200	2
* ICO, Inc.	357	1
* Wilshire Enterprises, Inc.	190	1
* T-3 Energy Services, Inc.	2	-

		28,729

Materials & Processing (4.2%)
E.I. du Pont de Nemours & Co.	71,463	3,059
Dow Chemical Co.	67,274	3,039
Alcoa Inc.	62,189	2,089
International Paper Co.	34,789	1,406
Newmont Mining Corp. (Holding Co.)	29,135	1,327
Masco Corp.	31,723	1,095
Weyerhaeuser Co.	16,023	1,065
Praxair, Inc.	23,382	999
Air Products & Chemicals, Inc.	16,401	892
Archer-Daniels-Midland Co.	46,493	789
PPG Industries, Inc.	12,174	746
Monsanto Co.	18,936	690
Rohm & Haas Co.	15,953	686
Georgia Pacific Group	18,283	657
Phelps Dodge Corp.	6,677	614
* American Standard Cos., Inc.	15,706	611
Ecolab, Inc.	18,580	584
Avery Dennison Corp.	7,805	513
Nucor Corp.	5,600	512
Freeport-McMoRan Copper & Gold, Inc. Class B	12,386	502
MeadWestvaco Corp.	14,673	468
Sherwin-Williams Co.	10,474	460
Vulcan Materials Co.	7,268	370
Smurfit-Stone Container Corp.	18,171	352
United States Steel Corp.	8,287	312
Southern Peru Copper Corp.	5,753	297
Ball Corp.	7,916	296
Lyondell Chemical Co.	12,915	290
Sigma-Aldrich Corp.	4,967	288
Precision Castparts Corp.	4,651	279
Ashland, Inc.	4,977	279
* Sealed Air Corp.	5,925	275
Eastman Chemical Co.	5,722	272
Temple-Inland Inc.	3,974	267
Fluor Corp.	5,899	263
The St. Joe Co.	5,462	261
* Pactiv Corp.	11,173	260
* Energizer Holdings, Inc.	5,589	258
Engelhard Corp.	8,960	254
* International Steel Group, Inc.	7,200	243
Lafarge North America Inc.	5,036	236
Boise Cascade Corp.	6,317	210
Bemis Co., Inc.	7,704	205
Louisiana-Pacific Corp.	7,854	204
Forest City Enterprise Class A	3,553	196
Packaging Corp. of America	7,724	189
Sonoco Products Co.	7,019	186
Valspar Corp.	3,708	173
Cabot Corp.	4,480	173
* Owens-Illinois, Inc.	10,757	172
The Timken Co.	6,472	159
Martin Marietta Materials, Inc.	3,436	156
Florida Rock Industries, Inc.	3,142	154
* Jacobs Engineering Group Inc.	3,998	153
Bowater Inc.	3,976	152
* Scotts Co.	2,314	148
RPM International, Inc.	8,409	148
* IMC Global Inc.	8,530	148
Cytec Industries, Inc.	2,823	138
Steel Dynamics, Inc.	3,555	137
Kronos Worldwide, Inc.	3,425	136
Hughes Supply, Inc.	4,470	134
Worthington Industries, Inc.	6,284	134
* FMC Corp.	2,735	133
Harsco Corp.	2,938	132
Lubrizol Corp.	3,770	130
Valhi, Inc.	8,626	130
Airgas, Inc.	5,224	126
Allegheny Technologies Inc.	6,836	125
* Crown Holdings, Inc.	11,772	121
Corn Products International, Inc.	2,579	119
Texas Industries, Inc.	2,241	115
* Hercules, Inc.	7,990	114
AptarGroup Inc.	2,547	112
Simpson Manufacturing Co.	1,700	107
Georgia Gulf Corp.	2,391	107
Mueller Industries Inc.	2,452	105
* Westlake Chemical Corp.	4,712	105
Potlatch Corp.	2,237	105
* Stillwater Mining Co.	6,686	104
Albemarle Corp.	2,946	103
Olin Corp.	5,151	103
* Millennium Chemicals, Inc.	4,840	103
* OM Group, Inc.	2,720	99
* Lone Star Technologies, Inc.	2,616	99
* Dycom Industries, Inc.	3,456	98
* GrafTech International Ltd.	6,942	97
York International Corp.	3,055	97
* Maverick Tube Corp.	3,082	95
Great Lakes Chemical Corp.	3,664	94
Crompton Corp.	9,725	92
* Armor Holdings, Inc.	2,200	92
Reliance Steel & Aluminum Co.	2,300	91
USEC Inc.	8,755	91
Minerals Technologies, Inc.	1,537	90
Clarcor Inc.	1,894	90
LNR Property Corp.	1,418	88
Greif Inc. Class A	2,019	85
Silgan Holdings, Inc.	1,786	83
* Symyx Technologies, Inc.	3,468	82
Commercial Metals Co.	2,054	82
* URS Corp.	3,009	80
* AK Steel Corp.	9,745	80
Kaydon Corp.	2,757	79
Brady Corp. Class A	1,620	79
Carpenter Technology Corp.	1,640	78
Spartech Corp.	3,108	78
Delta & Pine Land Co.	2,913	78
Granite Construction Co.	3,233	77
Tredegar Corp.	4,244	77
* Coeur d'Alene Mines Corp.	16,261	77
Watsco, Inc.	2,553	77
Longview Fibre Co.	5,000	76
* WCI Communities, Inc.	3,250	76
NL Industries, Inc.	4,088	75
Albany International Corp.	2,500	75
Acuity Brands, Inc.	3,011	72
Wausau-Mosinee Paper Corp.	4,286	71
* Graphic Packaging Corp.	10,955	71
A. Schulman Inc.	3,174	70
H.B. Fuller Co.	2,546	70
* Cabot Microelectronics Corp.	1,921	70
Brookfield Homes Corp.	2,600	69
Arch Chemicals, Inc.	2,388	68
Ferro Corp.	3,107	68
* Hexcel Corp.	4,879	67
* Tejon Ranch Co.	1,777	67
Lennox International Inc.	4,384	65
* Hecla Mining Co.	8,792	65
AMCOL International Corp.	3,408	65
MacDermid, Inc.	2,244	65
* PolyOne Corp.	8,571	64
* Century Aluminum Co.	2,290	64
* Jacuzzi Brands, Inc.	6,753	63
* NCI Building Systems, Inc.	1,960	63
Glatfelter	5,039	62
Ryerson Tull, Inc.	3,630	62
* Caraustar Industries, Inc.	3,695	62
ElkCorp	2,210	61
* Trammell Crow Co.	3,872	61
* USG Corp.	3,299	60
* Insituform Technologies Inc. Class A	3,150	59
* Terra Industries, Inc.	6,769	59
* Shaw Group, Inc.	4,862	58
Bunge Ltd.	1,400	56
* Quanta Services, Inc.	9,079	55
* Buckeye Technology, Inc.	4,899	55
* Rogers Corp.	1,255	53
* Trex Co., Inc.	1,200	53
* Oregon Steel Mills, Inc.	3,188	53
Chesapeake Corp. of Virginia	2,187	53
Cambrex Corp.	2,289	50
Eagle Materials, Inc. B Shares	725	50
Barnes Group, Inc.	1,809	50
* Avatar Holding, Inc.	1,134	48
Apogee Enterprises, Inc.	3,608	47
Rock-Tenn Co.	2,900	46
* EMCOR Group, Inc.	1,200	45
* Interface, Inc.	5,627	45
* EnerSys	3,345	43
Eagle Materials, Inc.	597	43
* Titanium Metals Corp.	1,805	42
Myers Industries, Inc.	3,864	42
Schnitzer Steel Industries, Inc. Class A	1,275	41
* Omnova Solutions Inc.	6,833	41
Quanex Corp.	800	41
* Cleveland-Cliffs Inc.	500	40
* Mobile Mini, Inc.	1,523	38
CIRCOR International, Inc.	1,846	36
* A.M. Castle & Co.	3,520	36
* NS Group Inc.	1,926	36
* Encore Wire Corp.	2,674	35
* Energy Conversion Devices, Inc.	2,557	34
* Maxxam Inc.	1,190	34
* W.R. Grace & Co.	3,562	34
* Material Sciences Corp.	2,488	34
Ampco-Pittsburgh Corp.	2,429	32
Penford Corp.	1,785	31
* Zoltek Cos., Inc.	3,479	31
Oil-Dri Corp. of America	2,023	31
* Ceradyne, Inc.	700	31
* NewMarket Corp.	1,463	31
* Lydall, Inc.	3,277	30
* Huttig Building Products, Inc.	3,365	30
* Northwest Pipe Co.	1,751	30
* Griffon Corp.	1,400	30
Wellman, Inc.	3,463	29
* CompX International Inc.	1,829	29
* Stratus Properties Inc.	2,199	29
Royal Gold, Inc.	1,700	29
* AAON, Inc.	1,650	29
The Standard Register Co.	2,700	28
* Griffin Land & Nurseries, Inc.	1,126	27
Steel Technologies, Inc.	1,000	26
* Synalloy Corp.	2,538	25
Gibraltar Steel	700	25
Calgon Carbon Corp.	3,497	25
Valmont Industries, Inc.	1,200	25
LSI Industries Inc.	2,257	24
Alico, Inc.	532	23
* Comfort Systems USA, Inc.	3,106	21
* Integrated Electrical Services, Inc.	4,211	20
Consolidated-Tomoka Land Co.	580	20
WD-40 Co.	700	20
* Valence Technology Inc.	5,663	19
Aceto Corp.	1,350	19
* Acmat Corp. Class A	1,503	18
Compass Minerals International	800	18
Stepan Co.	680	16
Deltic Timber Corp.	400	16
* Anthony & Sylvan Pools Corp.	3,845	16
* Unifi, Inc.	6,614	15
Universal Forest Products, Inc.	400	14
* Tarragon Realty Investors Inc. REIT	1,000	13
* Layne Christensen Co.	856	13
Quaker Chemical Corp.	524	13
* Zapata Corp.	200	12
Juno Lighting, Inc.	361	11
* Perini Corp.	700	10
* TransPro Inc.	1,789	9
* Foamex International, Inc.	2,519	9
* WCA Waste Corp.	1,000	9
* U.S. Energy Corp.	3,571	8
Ameron International Corp.	240	8
* Medis Technology Ltd.	700	8
* Drew Industries, Inc.	200	7
* Lesco, Inc.	500	7
* Wellsford Real Properties Inc.	426	6
Ennis, Inc.	300	6
* Infrasource Services Inc.	600	6
Penn Engineering & Manufacturing Corp.	300	6
* Liquidmetal Technologies Inc.	2,600	5
Anchor Glass Container Corp.	400	3
* Beacon Roofing Supply, Inc.	200	3
* Eden Bioscience Corp.	7,422	3
* Baker (Michael) Corp.	200	3
* U.S. Concrete, Inc.	500	3
* Webco Industries, Inc.	577	3
* Impreso, Inc.	800	2
* EarthShell Corp.	938	2
* Nonophase Technologies Corp.	300	2
* Badger Paper Mills, Inc.	238	1
* Advanced Environmental Recycling Technologies, Inc.	600	1
Intermet Corp.	2,894	1
* WHX Corp.	222	-
* BMC Industries, Inc.	4,603	-
* Cone Mills Corp.	2,187	-

		41,201

Producer Durables (4.5%)
United Technologies Corp.	36,586	3,416
The Boeing Co.	57,173	2,951
Illinois Tool Works, Inc.	21,691	2,021
* Applied Materials, Inc.	121,440	2,002
Caterpillar, Inc.	24,454	1,967
Emerson Electric Co.	30,234	1,871
Lockheed Martin Corp.	31,854	1,777
Northrop Grumman Corp.	25,752	1,373
Deere & Co.	17,780	1,148
Danaher Corp.	22,096	1,133
Ingersoll-Rand Co.	12,451	846
* Xerox Corp.	60,003	845
* Lexmark International, Inc.	9,254	777
Pitney Bowes, Inc.	16,796	741
* Agilent Technologies, Inc.	34,298	740
* KLA-Tencor Corp.	14,050	583
Pulte Homes, Inc.	9,224	566
Dover Corp.	14,463	562
D. R. Horton, Inc.	16,594	549
Lennar Corp. Class A	11,060	526
Parker Hannifin Corp.	8,461	498
Rockwell Collins, Inc.	12,929	480
Centex Corp.	9,032	456
Molex, Inc.	13,793	411
* Waters Corp.	8,829	389
Cooper Industries, Inc. Class A	6,585	389
W.W. Grainger, Inc.	6,607	381
* Thermo Electron Corp.	11,964	323
KB HOME	3,419	289
* Novellus Systems, Inc.	10,834	288
Goodrich Corp.	8,550	268
Pentair, Inc.	7,374	257
* Toll Brothers, Inc.	5,496	255
American Power Conversion Corp.	14,378	250
* NVR, Inc.	450	248
* American Tower Corp. Class A	16,039	246
Diebold, Inc.	5,220	244
* Crown Castle International Corp.	16,061	239
Pall Corp.	9,091	223
Cummins Inc.	2,965	219
* LAM Research Corp.	9,548	209
Tektronix, Inc.	6,067	202
Hubbell Inc. Class B	4,380	196
* Teradyne, Inc.	13,985	187
* Hovnanian Enterprises Inc. Class A	4,432	178
Donaldson Co., Inc.	6,256	178
MDC Holdings, Inc.	2,309	169
Graco, Inc.	4,986	167
HNI Corp.	4,215	167
Ryland Group, Inc.	1,800	167
* Alliant Techsystems, Inc.	2,703	164
* Terex Corp.	3,570	155
* United Defense Industries Inc.	3,800	152
Roper Industries Inc.	2,628	151
Steelcase Inc.	10,697	150
Plantronics, Inc.	3,440	149
Ametek, Inc.	4,858	147
* AGCO Corp.	6,495	147
* Polycom, Inc.	7,193	143
* Andrew Corp.	11,626	142
Standard Pacific Corp.	2,438	137
Briggs & Stratton Corp.	1,608	131
Herman Miller, Inc.	5,209	128
Joy Global Inc.	3,700	127
Crane Co.	4,288	124
IDEX Corp.	3,515	119
Kennametal, Inc.	2,627	119
Thomas & Betts Corp.	4,257	114
Mine Safety Appliances Co.	2,716	111
Technical Olympic USA, Inc.	3,426	97
Beazer Homes USA, Inc.	900	96
* Flowserve Corp.	3,904	94
* Actuant Corp.	2,252	93
Lincoln Electric Holdings, Inc.	2,922	92
Belden CDT Inc.	4,179	91
The Manitowoc Co., Inc.	2,555	91
* CUNO Inc.	1,560	90
Engineered Support Systems, Inc.	1,900	87
Nordson Corp.	2,495	86
* Rayovac Corp.	3,238	85
* Meritage Corp.	1,066	84
Cognex Corp.	3,194	84
* William Lyon Homes, Inc.	914	81
* Dionex Corp.	1,472	81
* Varian Semiconductor Equipment Associates, Inc.	2,604	80
Franklin Electric, Inc.	1,956	77
* Cymer, Inc.	2,594	74
Baldor Electric Co.	3,061	72
JLG Industries, Inc.	4,196	70
* FEI Co.	3,565	70
Federal Signal Corp.	3,758	70
Regal-Beloit Corp.	2,827	68
Woodward Governor Co.	1,000	67
* Technitrol, Inc.	3,443	67
* Esterline Technologies Corp.	2,174	67
* Paxar Corp.	2,900	66
* Interdigital Communications Corp.	3,982	65
* Teledyne Technologies, Inc.	2,582	65
Tecumseh Products Co. Class A	1,512	63
NACCO Industries, Inc. Class A	724	62
Stewart & Stevenson Services, Inc.	3,513	62
* Headwaters Inc.	2,000	62
* Littelfuse, Inc.	1,782	62
* ATMI, Inc.	2,993	61
* MKS Instruments, Inc.	3,983	61
Watts Water Technologies, Inc.	2,238	60
* Taser International Inc.	1,600	60
C & D Technologies, Inc.	3,149	60
* Axcelis Technologies, Inc.	7,174	59
Curtiss-Wright Corp. Class B	1,094	59
* Photronics Inc.	3,560	59
A.O. Smith Corp.	2,400	58
* General Cable Corp.	5,252	56
CTS Corp.	4,421	56
* Ionics, Inc.	2,050	55
* Electro Scientific Industries, Inc.	3,059	53
* Moog Inc.	1,450	53
* SBA Communications Corp.	7,477	52
* Symmetricom Inc.	5,419	51
Kimball International, Inc. Class B	3,691	51
* Gardner Denver Inc.	1,847	51
* Orbital Sciences Corp.	4,451	51
MTS Systems Corp.	2,300	49
* Bucyrus International, Inc.	1,440	48
* Champion Enterprises, Inc.	4,638	48
* Brooks Automation, Inc.	3,332	47
* Powerwave Technologies, Inc.	7,639	47
* Audiovox Corp.	2,790	47
* Entegris Inc.	5,613	47
* Artesyn Technologies, Inc.	4,685	47
* Imagistics International Inc.	1,347	45
* Genlyte Group, Inc.	700	45
* Palm Harbor Homes, Inc.	2,645	45
Lindsay Manufacturing Co.	1,642	44
* Triumph Group, Inc.	1,300	44
* Arris Group Inc.	8,355	44
Alamo Group, Inc.	2,294	43
* Credence Systems Corp.	5,887	42
* FARO Technologies, Inc.	2,032	41
* ESCO Technologies Inc.	600	41
* Power-One, Inc.	6,265	41
* Magnatek, Inc.	5,390	40
* Kadant Inc.	2,172	40
* EnPro Industries, Inc.	1,650	40
* Presstek, Inc.	4,073	39
* Itron, Inc.	2,253	39
* Mykrolis Corp.	3,881	39
* Ultratech, Inc.	2,448	38
* General Binding Corp.	2,685	38
Helix Technology Corp.	2,701	37
* DuPont Photomasks, Inc.	2,152	37
United Industrial Corp.	1,100	36
X-Rite Inc.	2,435	35
* Photon Dynamics, Inc.	1,713	35
* Veeco Instruments, Inc.	1,654	35
* Mattson Technology, Inc.	4,200	32
* Axsys Technologies, Inc.	2,304	32
* Kulicke & Soffa Industries, Inc.	5,595	32
* LTX Corp.	5,744	31
* MTC Technologies, Inc.	1,100	30
M/I Homes, Inc.	700	30
* Zygo Corp.	2,931	30
HEICO Corp.	1,623	29
Applied Industrial Technology, Inc.	800	29
* BE Aerospace, Inc.	3,140	29
* Virco Manufacturing Corp.	3,740	28
* C-COR Inc.	3,345	28
Vicor Corp.	2,786	28
* Blount International, Inc.	2,084	27
* Calamp Corp.	3,600	26
* AZZ Inc.	1,865	26
Levitt Corp. Class A	1,075	25
Thomas Industries, Inc.	800	25
* Advanced Energy Industries, Inc.	2,587	24
Tech/Ops Sevcon, Inc.	4,019	24
Curtiss-Wright Corp.	416	24
* Park-Ohio Holdings Corp.	1,316	24
* Paragon Technologies, Inc.	2,370	22
Met-Pro Corp.	1,673	22
The Middleby Corp.	400	21
* Mastec Inc.	3,811	20
Standex International Corp.	800	20
* A.S.V., Inc.	500	19
* Ducommun, Inc.	800	18
* Terayon Communications Systems, Inc.	8,314	18
* Baldwin Technology Class A	5,881	16
* Milacron Inc.	5,055	16
Gorman-Rupp Co.	765	16
* Aetrium, Inc.	3,024	16
* Fairchild Corp.	3,873	15
* Catalytica Energy Systems, Inc.	7,012	15
Paul Mueller Co.	488	14
SpectraLink Corp.	1,500	14
* Tollgrade Communications, Inc.	1,609	14
* Proxim Corp. Class A	17,225	14
* Cavalier Homes, Inc.	2,095	12
* Sonic Solutions, Inc.	700	11
* FSI International, Inc.	2,666	11
* BTU International, Inc.	2,880	11
* Strategic Diagnostics Inc.	5,050	11
* Asyst Technologies, Inc.	2,038	10
* Active Power, Inc.	3,664	10
Applied Signal Technology, Inc.	300	10
* Arotech Corp.	6,122	9
* Cavco Industries, Inc.	248	9
* The Allied Defense Group, Inc.	500	9
* Perceptron, Inc.	1,378	9
* Distributed Energy Systems Corp.	4,650	8
* Therma-Wave Inc.	2,443	8
Keithley Instruments Inc.	465	8
Tennant Co.	200	8
Skyline Corp.	200	8
Astro-Med, Inc.	718	8
* Astec Industries, Inc.	400	8
* Darling International, Inc.	1,756	8
* Capital Pacific Holdings, Inc.	1,789	7
* Global Payment Tech Inc.	1,783	7
* Katy Industries, Inc.	1,331	7
* Somera Communications, Inc.	5,038	7
* LMI Aerospace, Inc.	4,197	7
Robbins & Myers, Inc.	300	7
* EMCORE Corp.	3,364	7
Cohu, Inc.	400	6
* TRC Cos., Inc.	300	6
Cascade Corp.	200	6
* Summa Industries	500	6
* Duratek, Inc.	300	5
* Electroglas, Inc.	1,784	5
* DDi Corp.	1,000	5
* American Superconductor Corp.	400	5
* Peco II, Inc.	6,467	4
* Flanders Corp.	500	4
* Bell Industries, Inc.	1,505	4
HEICO Corp. Class A	296	4
* Genus, Inc.	1,700	4
* Applied Innovation Inc.	1,262	4
* Optical Cable Corp.	800	4
* Applied Films Corp.	200	4
* SatCon Technology Corp.	1,860	4
* American Access Technologies Inc.	1,753	3
* Versar Inc.	800	3
Woodhead Industries, Inc.	200	3
* Team, Inc.	173	3
* Nanometrics Inc.	200	2
* Tut Systems, Inc.	783	2
* ZEVEX International, Inc.	306	2
* Allied Motion Technologies, Inc.	301	2
* Airnet Communications Corp.	3,283	1
* UQM Technologies, Inc.	400	1
* Copper Mountain Networks, Inc.	255	1
* General Bearing Corp.	196	1
* RF Monolithics, Inc.	73	1
* Andrea Radio Corp.	3,118	-
* Beacon Power Corp.	300	-
* DT Industries, Inc.	1,000	-

		43,510

Technology (13.1%)
Microsoft Corp.	777,786	21,506
International Business Machines Corp.	123,032	10,549
Intel Corp.	458,884	9,205
* Cisco Systems, Inc.	483,657	8,754
* Dell Inc.	180,460	6,424
QUALCOMM Inc.	116,640	4,554
* Oracle Corp.	370,583	4,180
Hewlett-Packard Co.	218,495	4,097
Motorola, Inc.	167,953	3,030
Texas Instruments, Inc.	123,989	2,638
* EMC Corp.	173,413	2,001
General Dynamics Corp.	14,300	1,460
* Symantec Corp.	22,596	1,240
Raytheon Co.	32,264	1,225
* Corning, Inc.	99,809	1,106
Computer Associates International, Inc.	42,043	1,106
* Apple Computer, Inc.	27,428	1,063
Analog Devices, Inc.	26,703	1,036
Maxim Integrated Products, Inc.	23,178	980
* Lucent Technologies, Inc.	308,230	977
* Sun Microsystems, Inc.	238,360	963
* Juniper Networks, Inc.	37,863	894
Adobe Systems, Inc.	17,197	851
Linear Technology Corp.	22,122	802
Electronic Data Systems Corp.	36,706	712
Xilinx, Inc.	25,068	677
* Computer Sciences Corp.	13,389	631
* Intuit, Inc.	13,791	626
* Broadcom Corp.	22,827	623
* Network Appliance, Inc.	25,765	593
* Veritas Software Corp.	31,039	552
* Altera Corp.	27,306	534
* Micron Technology, Inc.	44,192	532
* Affiliated Computer Services, Inc. Class A	9,440	526
* PeopleSoft, Inc.	26,355	523
Rockwell Automation, Inc.	13,429	520
L-3 Communications Holdings, Inc.	7,741	519
* Avaya Inc.	32,115	448
Seagate Technology	33,100	448
* Freescale Semiconductor Inc.	29,100	416
Microchip Technology, Inc.	15,087	405
* National Semiconductor Corp.	26,024	403
Autodesk, Inc.	8,134	396
* SanDisk Corp.	11,552	336
* Solectron Corp.	67,881	336
* JDS Uniphase Corp.	99,245	334
* Jabil Circuit, Inc.	14,488	333
* Advanced Micro Devices, Inc.	25,592	333
* NCR Corp.	6,646	330
* Zebra Technologies Corp. Class A	5,196	317
Scientific-Atlanta, Inc.	11,132	289
* Cognizant Technology Solutions Corp.	9,376	286
* Tellabs, Inc.	30,172	277
* Siebel Systems, Inc.	36,494	275
Applera Corp.-Applied Biosystems Group	14,559	275
* Sanmina-SCI Corp.	37,678	266
* Comverse Technology, Inc.	14,004	264
Harris Corp.	4,757	261
* Cadence Design Systems, Inc.	19,679	257
* BMC Software, Inc.	16,161	256
* Unisys Corp.	24,125	249
* NAVTEQ Corp.	6,680	238
* Mercury Interactive Corp.	6,774	236
* McAfee Inc.	11,598	233
Symbol Technologies, Inc.	16,903	214
* Amphenol Corp.	6,220	213
* Citrix Systems, Inc.	12,146	213
* BEA Systems, Inc.	29,693	205
* Storage Technology Corp.	8,058	204
* QLogic Corp.	6,778	201
* Ceridian Corp.	10,722	197
* Arrow Electronics, Inc.	8,351	189
* Ingram Micro, Inc. Class A	11,423	184
* Synopsys, Inc.	11,260	178
* Novell, Inc.	27,880	176
* NVIDIA Corp.	12,002	174
National Instruments Corp.	5,665	171
* SpectraSite, Inc.	3,500	163
* Red Hat, Inc.	13,270	162
* Cree, Inc.	5,305	162
* International Rectifier Corp.	4,720	162
Intersil Corp.	10,136	161
PerkinElmer, Inc.	9,299	160
* Vishay Intertechnology, Inc.	11,672	151
* Avnet, Inc.	8,726	149
AVX Corp.	12,560	149
Acxiom Corp.	6,148	146
* Compuware Corp.	28,126	145
* FLIR Systems, Inc.	2,420	142
Reynolds & Reynolds Class A	5,700	141
* Gateway, Inc.	27,079	134
* UTStarcom, Inc.	8,258	133
* Western Digital Corp.	15,133	133
ADTRAN Inc.	5,750	130
* Perot Systems Corp.	7,995	128
* MEMC Electronic Materials, Inc.	14,991	127
* BearingPoint, Inc.	14,206	127
* Atmel Corp.	34,533	125
* Akamai Technologies, Inc.	8,882	125
* Silicon Laboratories Inc.	3,701	122
* TIBCO Software Inc.	14,295	122
* Fairchild Semiconductor International, Inc.	8,574	121
* LSI Logic Corp.	27,749	120
* 3Com Corp.	28,315	119
* Salesforce.com, Inc.	7,500	117
* CACI International, Inc.	2,200	116
* Rambus Inc.	7,394	116
* Trimble Navigation Ltd.	3,646	115
* Integrated Circuit Systems, Inc.	5,244	113
* Avid Technology, Inc.	2,309	108
* ADC Telecommunications, Inc.	58,765	106
* Semtech Corp.	5,532	106
* Brocade Communications Systems, Inc.	18,664	105
* Agere Systems Inc. Class B	102,499	105
* Sonus Networks, Inc.	18,508	104
* Verint Systems Inc.	2,800	103
* Skyworks Solutions, Inc.	10,858	103
* Macromedia, Inc.	5,137	103
* Parametric Technology Corp.	19,516	103
* Advanced Fibre Communications, Inc.	6,387	102
* PalmOne, Inc.	3,294	100
* Hyperion Solutions Corp.	2,923	99
* Sybase, Inc.	7,127	98
* Wind River Systems Inc.	7,995	98
* Varian, Inc.	2,511	95
* Anteon International Corp.	2,560	94
* Avocent Corp.	3,584	93
* Maxtor Corp.	17,900	93
* Foundry Networks, Inc.	9,801	93
* Intergraph Corp.	3,423	93
* SRA International, Inc.	1,800	93
* Benchmark Electronics, Inc.	3,050	91
Anixter International Inc.	2,586	91
Imation Corp.	2,533	90
* CommScope, Inc.	4,112	89
* RSA Security Inc.	4,550	88
* Gartner, Inc. Class A	7,450	87
* The Titan Corp.	6,203	87
* Silicon Image, Inc.	6,842	86
* Macrovision Corp.	3,564	86
* Sapient Corp.	11,187	85
* RF Micro Devices, Inc.	13,412	85
* Websense, Inc.	2,000	83
* Microsemi Corp.	5,800	82
* CIENA Corp.	41,248	82
* F5 Networks, Inc.	2,678	82
* Cypress Semiconductor Corp.	9,188	81
* Sycamore Networks, Inc.	21,228	80
* Keane, Inc.	5,197	80
* AMIS Holdings Inc.	5,900	80
* Tekelec	4,633	77
* Quest Software, Inc.	6,780	75
* Siliconix, Inc.	2,104	75
* Micrel, Inc.	7,192	75
* InVision Technologies, Inc.	1,664	75
* Coherent, Inc.	2,857	74
* Emulex Corp.	6,330	73
* Ulticom, Inc.	4,897	72
* Integrated Device Technology Inc.	7,560	72
* Artisan Components, Inc.	2,465	72
* Digital River, Inc.	2,404	72
* Internet Security Systems, Inc.	4,172	71
EDO Corp.	2,540	70
* WebEx Communications, Inc.	3,229	70
* Applied Micro Circuits Corp.	22,299	70
* SafeNet, Inc.	2,623	69
* Transaction Systems Architects, Inc.	3,710	69
* FormFactor Inc.	3,500	68
* ANSYS, Inc.	1,344	67
* Intermagnetics General Corp.	2,840	66
* Manhattan Associates, Inc.	2,684	66
Black Box Corp.	1,753	65
* Adaptec, Inc.	8,464	64
* UNOVA, Inc.	4,526	64
* Altiris, Inc.	2,000	63
* Ascential Software Corp.	4,694	63
* j2 Global Communications, Inc.	1,996	63
* Electronics for Imaging, Inc.	3,870	63
* Epicor Software Corp.	5,197	63
Cubic Corp.	2,724	62
Agilysys, Inc.	3,591	62
* Exar Corp.	4,377	62
* CSG Systems International, Inc.	3,889	60
* Progress Software Corp.	2,991	60
* OmniVision Technologies, Inc.	4,200	59
* Dendrite International, Inc.	3,681	59
* Openwave Systems Inc.	6,694	59
* Borland Software Corp.	7,021	59
* Aspect Communications Corp.	5,902	59
* Aeroflex, Inc.	5,536	59
* SERENA Software, Inc.	3,463	58
* RealNetworks, Inc.	12,416	58
* Mentor Graphics Corp.	5,275	58
* DRS Technologies, Inc.	1,544	58
* ON Semiconductor Corp.	18,110	57
* MICROS Systems, Inc.	1,094	55
* KEMET Corp.	6,710	54
* Conexant Systems, Inc.	33,546	54
* Hutchinson Technology, Inc.	2,016	54
* Ciber, Inc.	7,113	53
* SonicWALL, Inc.	7,891	53
* Ixia	5,467	53
* Inet Technologies, Inc.	4,212	53
* Ditech Communications Corp.	2,329	52
* Mercury Computer Systems, Inc.	1,921	52
* Zoran Corp.	3,285	52
* DSP Group Inc.	2,453	52
* FileNET Corp.	2,930	51
* NetIQ Corp.	4,779	51
* Opsware, Inc.	9,072	51
Syntel, Inc.	3,063	51
* Power Integrations, Inc.	2,475	51
* Lexar Media, Inc.	6,023	51
* ViaSat, Inc.	2,500	50
* Newport Corp.	4,356	50
* Magma Design Automation, Inc.	3,300	50
* Tyler Technologies, Inc.	5,566	49
* Checkpoint Systems, Inc.	3,110	48
* Digitas Inc.	6,238	48
* Amkor Technology, Inc.	13,207	48
* Cirrus Logic, Inc.	9,805	47
* SupportSoft, Inc.	4,741	46
* Ariba, Inc.	4,932	46
* Keynote Systems Inc.	3,229	46
* Pixelworks, Inc.	4,556	46
* Silicon Storage Technology, Inc.	7,150	46
* Infonet Services Corp.	27,586	45
* McDATA Corp. Class A	8,973	45
* Vitesse Semiconductor Corp.	16,264	44
* SeaChange International, Inc.	2,765	44
* Advanced Digital Information Corp.	5,031	44
* Lattice Semiconductor Corp.	8,845	43
* Covansys Corp.	3,740	43
* InFocus Corp.	4,671	43
* Informatica Corp.	7,308	43
* MIPS Technologies, Inc.	7,483	43
Bel Fuse, Inc. Class A	1,477	41
* Quantum Corp.	17,735	41
* Agile Software Corp.	5,155	41
* TriQuint Semiconductor, Inc.	10,426	41
* Extreme Networks, Inc.	9,124	41
* FalconStor Software, Inc.	5,418	40
* Vignette Corp.	29,966	40
* SigmaTel Inc.	1,856	39
Talx Corp.	1,700	39
* Harmonic, Inc.	5,833	39
* ScanSource, Inc.	600	38
* I.D. Systems, Inc.	2,718	38
Methode Electronics, Inc. Class A	2,893	37
* EMS Technologies, Inc.	2,131	37
* Plexus Corp.	3,274	36
* The TriZetto Group, Inc.	6,192	36
* MRO Software Inc.	3,596	36
* Tessera Technologies, Inc.	1,624	36
* Echelon Corp.	4,549	36
* ESS Technology, Inc.	5,175	35
Inter-Tel, Inc.	1,614	35
* Mapics Inc.	3,848	35
* MicroStrategy Inc.	843	35
* IXYS Corp.	4,747	34
* Jupitermedia Corp.	1,906	34
* JDA Software Group, Inc.	3,088	33
* Pericom Semiconductor Corp.	3,380	33
* TTM Technologies, Inc.	3,634	32
* Witness Systems, Inc.	2,006	32
* OPNET Technologies, Inc.	3,104	32
* Embarcadero Technologies, Inc.	3,748	32
* Interwoven Inc.	4,379	32
* Bottomline Technologies, Inc.	3,300	31
* Packeteer, Inc.	2,854	31
* Virage Logic Corp.	2,453	30
* Identix, Inc.	4,513	30
* Corvis Corp.	37,565	30
* Netegrity, Inc.	3,997	30
* Sykes Enterprises, Inc.	6,471	30
* Answerthink Consulting Group, Inc.	5,511	29
* Integrated Silicon Solution, Inc.	4,033	29
* PEC Solutions, Inc.	2,500	29
* webMethods, Inc.	5,497	29
Iomega Corp.	6,288	29
* Lawson Software Inc.	5,200	29
* Novatel Wireless, Inc.	1,231	29
* InterVoice, Inc.	2,669	29
* Sirenza Microdevices, Inc.	6,774	29
* Hifn, Inc.	3,266	29
* Remec, Inc.	6,030	28
* Aether Systems, Inc.	8,337	28
* MatrixOne, Inc.	5,418	27
* Analysts International Corp.	6,206	27
* Comtech Telecommunications Corp.	1,000	27
* SPSS, Inc.	2,031	27
* NETGEAR, Inc.	2,200	27
* Secure Computing Corp.	3,540	27
* NYFIX, Inc.	4,410	27
* E.piphany Inc.	6,636	27
* Enterasys Networks, Inc.	16,652	27
* Aspen Technologies, Inc.	3,811	27
* Gerber Scientific, Inc.	4,036	27
* Pegasystems Inc.	3,788	26
* Anaren, Inc.	1,960	26
* Safeguard Scientifics, Inc.	13,946	26
* SeeBeyond Technology Corp.	8,403	26
* TippingPoint Technologies Inc.	1,079	26
* Kopin Corp.	6,294	26
* PDF Solutions, Inc.	2,100	26
* MSC Software Corp.	3,100	25
* Micromuse Inc.	6,747	25
* Verity, Inc.	1,918	25
* Equinix, Inc.	802	25
* Telular Corp.	2,339	25
* SiRF Technology Holdings, Inc.	1,700	24
* eCollege.com Inc.	2,475	24
* Finisar Corp.	17,994	23
* EPIQ Systems, Inc.	1,500	23
* iGATE Corp.	6,274	23
* Pinnacle Systems, Inc.	5,519	23
* Entrust, Inc.	8,998	23
* Radiant Systems, Inc.	5,607	23
* ManTech International Corp.	1,200	22
* Carrier Access Corp.	3,154	22
* Stratex Networks, Inc.	9,762	22
* Retek Inc.	4,775	22
* Westell Technologies, Inc.	4,201	22
* BindView Development Corp.	6,537	22
* MRV Communications Inc.	8,615	22
* Clarus Corp.	2,461	22
* COMARCO, Inc.	3,450	22
* Datastream Systems, Inc.	3,299	21
* NMS Communications Corp.	4,321	21
* Universal Display Corp.	2,500	21
* PalmSource, Inc.	1,007	21
* ActivCard Corp.	3,400	21
* Dynamics Research Corp.	1,261	21
* Herley Industries Inc.	1,102	21
* PC-Tel, Inc.	2,475	20
* Stellent Inc.	2,632	20
* Interactive Intelligence Inc.	6,083	20
* Agere Systems Inc. Class A	19,059	20
* Mobius Management Systems, Inc.	2,203	20
* Actel Corp.	1,300	20
* Cray Inc.	5,500	19
* Transmeta Corp.	15,389	19
* Manugistics Group, Inc.	7,983	19
* Digi International, Inc.	1,621	19
* Genesis Microchip Inc.	1,366	18
* Phoenix Technologies Ltd.	3,670	18
* Actuate Software Corp.	5,144	18
* Captiva Software Corp.	1,620	18
* WatchGuard Technologies, Inc.	3,827	18
* Numerex Corp.	4,974	18
* Merix Corp.	1,710	18
* Alliance Semiconductor Corp.	5,110	18
* Concord Communications, Inc.	1,975	18
QAD Inc.	2,499	17
* Computer Horizons Corp.	3,949	17
* LCC International, Inc. Class A	5,363	17
* Zix Corp.	3,704	17
* Mechanical Technology Inc.	4,184	17
* Captaris Inc.	3,923	17
* Concurrent Computer Corp.	9,854	17
* Selectica, Inc.	4,294	16
* Oplink Communications, Inc.	9,088	16
* SYNNEX Corp.	900	16
* Roxio, Inc.	3,088	16
* Extended Systems Inc.	6,414	16
Integral Systems, Inc.	799	16
* Aware, Inc.	6,553	16
* Silicon Graphics, Inc.	10,760	15
* Verisity Ltd.	2,200	15
* Mindspeed Technologies, Inc.	7,618	15
* Avanex Corp.	7,346	15
Park Electrochemical Corp.	700	15
* Chordiant Software, Inc.	5,093	15
* Daktronics, Inc.	600	15
* Paradyne Networks, Inc.	3,175	15
* Atheros Communications	1,418	14
* Standard Microsystem Corp.	826	14
* Synaptics Inc.	700	14
* Blue Coat Systems, Inc.	978	14
* Glenayre Technologies, Inc.	7,769	14
* Braun Consulting, Inc.	5,992	14
* TranSwitch Corp.	10,935	14
* PLX Technology, Inc.	1,900	14
* MetaSolv, Inc.	5,311	14
* VA Software Corp.	6,843	13
* Drexler Technology Corp.	1,461	13
* Niku Corp.	871	13
* Zhone Technologies	4,293	13
* Nuance Communications Inc.	3,079	13
Sunrise Telecom Inc.	4,513	13
* WJ Communications, Inc.	5,246	13
* Sipex Corp.	2,394	13
* Open Solutions Inc.	500	12
* Optical Communication Products, Inc.	5,929	12
* Interlink Electronics Inc.	1,500	12
* Net2Phone, Inc.	3,773	12
* Zomax Inc.	3,737	12
* Corio, Inc.	7,620	12
* Bioveris Corp.	1,914	12
SS&C Technologies, Inc.	600	12
* SCM Microsystems, Inc.	4,186	11
* Network Equipment Technologies, Inc.	1,700	11
* Intellisync Corp.	5,258	11
BEI Technologies, Inc.	400	11
* Fargo Electronics	1,100	11
* Sumtotal Systems Inc.	2,141	11
* II-VI, Inc.	300	11
* Viewpoint Corp.	4,486	10
* NASSDA Corp.	2,900	10
* ScanSoft, Inc.	2,521	10
* Docucorp International, Inc.	1,179	10
* Neoware Systems, Inc.	1,200	10
* Centillium Communications, Inc.	4,148	10
* Tumbleweed Communications Corp.	3,880	10
* Applix, Inc.	2,208	10
* BroadVision, Inc.	3,249	10
* Visual Networks, Inc.	3,538	9
* RadiSys Corp.	656	9
* Verso Technologies, Inc.	9,594	9
* Vitria Technology, Inc.	2,928	9
* ImageWare Systems, Inc.	3,800	9
* Dot Hill Systems Corp.	1,100	9
* Merge Technologies, Inc.	500	9
* Nu Horizons Electronics Corp.	1,354	9
* Avici Systems Inc.	1,376	9
* Kanbay International Inc.	400	9
* QuickLogic Corp.	3,495	8
* @ Road, Inc.	2,000	8
* Ramtron International Corp.	2,886	8
* Art Technology Group, Inc.	9,046	8
* Vyyo Inc.	1,423	8
* Computer Task Group, Inc.	2,557	8
Lowrance Electronics, Inc.	318	8
* Excel Technology, Inc.	300	8
TSR, Inc.	1,253	8
Celeritek, Inc.	2,197	8
* Three-Five Systems, Inc.	2,665	7
* Komag, Inc.	524	7
* KVH Industries, Inc.	1,000	7
* ePlus Inc.	683	7
* SteelCloud Inc.	3,121	7
* Lionbridge Technologies, Inc.	800	7
* Technology Solutions Co.	7,836	7
* Lantronix, Inc.	6,475	7
* All American Semiconductor, Inc.	1,057	6
* Digital Lightwave, Inc.	5,717	6
* Ebix, Inc.	487	6
* Click Commerce, Inc.	1,239	6
* Inforte Corp.	907	6
* Wave Systems Corp.	6,508	6
* Forgent Networks, Inc.	3,983	6
* TechTeam Global, Inc.	600	6
* Saba Software, Inc.	1,374	6
* Centra Software, Inc.	3,329	6
* Netopia, Inc.	2,531	5
* Internet Capital Group Inc	825	5
* Quovadx, Inc.	2,693	5
* Omtool, Ltd.	596	5
* ONYX Software Corp.	1,345	5
* WorldGate Communications, Inc.	2,858	5
* SAVVIS Communications Corp.	3,840	5
* NetManage, Inc.	877	5
* Norstan, Inc.	1,483	5
* Stratasys, Inc.	150	5
* Cherokee International Corp.	533	4
* I-many, Inc.	4,500	4
* Micro Linear Corp.	800	4
* Tripath Technology Inc.	2,491	4
* Kana Software, Inc.	2,458	4
* AXT, Inc.	2,800	4
* Computer Network Technology Corp.	1,000	4
* Netlogic Microsystems Inc.	600	4
* Channell Commercial Corp.	1,100	4
* eLoyalty Corp.	614	4
* Loudeye Corp.	3,369	4
* AuthentiDate Holding Corp.	600	4
* MTI Technology Corp.	2,045	4
* Stratos International Inc.	802	4
* Crossroads Systems, Inc.	2,314	3
* Blue Martini Software, Inc.	1,258	3
* Leadis Technology Inc.	300	3
* VIA NET.WORKS, Inc.	5,204	3
* Staktek Holdings Inc.	861	3
* Concur Technologies, Inc.	300	3
* Intraware, Inc.	2,604	3
* DigitalNet Holdings, Inc.	100	3
* Ezenia!, Inc.	2,547	3
* Network Engines, Inc.	1,561	3
* LightPath Technologies, Inc. Class A	568	3
* The SCO Group, Inc.	705	3
* Argonaut Technologies Inc.	2,664	2
* Astea International, Inc.	330	2
* BSQUARE Corp.	3,786	2
* Interland, Inc.	655	2
* Superconductor Technologies Inc.	2,100	2
* Versant Corp.	2,795	2
* Applied Digital Solutions, Inc.	1,000	2
* Cosine Communications, Inc.	623	2
* Primus Knowledge Solutions, Inc.	1,489	2
* Insightful Corp.	884	2
* Plumtree Software, Inc.	500	2
* On2 Technologies, Inc.	2,193	1
* HEI, Inc.	700	1
* Versata, Inc.	832	1
* Research Frontiers, Inc.	200	1
* ACT Teleconferencing, Inc.	1,000	1
* Amtech Systems, Inc.	269	1
Dynabazaar, Inc.	3,795	1
* Redback Networks Inc.	217	1
* IPIX Corp.	143	1
* Artisoft, Inc.	366	1
* Storage Computer Corp.	2,856	1
* Critical Path, Inc.	1,328	1
* Ampex Corp. Class A	437	1
* GraphOn Corp.	2,730	1
* NaviSite, Inc.	293	1
* The A Consulting Team, Inc.	114	1
* ACE	593	1
* DSL.Net, Inc.	3,371	1
* Axeda Systems Inc.	1,400	1
* Verilink Corp.	331	1
* Navidec, Inc.	182	1
* Pemstar Inc.	300	1
* Network-1 Security Solutions, Inc.	975	-
* Callidus Software Inc.	100	-
ePresence, Inc. - Escrow	2,671	-
* eGain Communications Corp.	436	-
* Datawatch Corp.	68	-
* GoAmerica, Inc.	630	-
* Direct Insite Corp.	73	-
* NexPrise, Inc.	106	-
* Alanco Technologies, Inc.	41	-
* Cogent Communications Group, Inc.	65	-
* ANADIGICS, Inc.	6	-
* Media 100 Inc.	1,614	-
* Critical Path, Inc.	863	-

		126,861

Utilities (6.7%)
Verizon Communications Inc.	197,959	7,796
SBC Communications Inc.	236,822	6,146
* Comcast Corp. Class A	135,268	3,820
BellSouth Corp.	131,196	3,558
* AT&T Wireless Services Inc.	195,429	2,888
Sprint Corp.	101,912	2,051
* Nextel Communications, Inc.	77,163	1,839
Exelon Corp.	47,142	1,730
Southern Co.	52,802	1,583
Dominion Resources, Inc.	23,599	1,540
Duke Energy Corp.	67,016	1,534
* Cox Communications, Inc. Class A	43,107	1,428
ALLTEL Corp.	22,048	1,211
TXU Corp.	21,204	1,016
Entergy Corp.	16,206	982
FirstEnergy Corp.	23,730	975
* PG&E Corp.	30,257	920
American Electric Power Co., Inc.	28,649	916
FPL Group, Inc.	13,272	907
AT&T Corp.	56,919	815
Progress Energy, Inc.	17,685	749
Consolidated Edison Inc.	17,428	733
* Comcast Corp. Special Class A	26,044	727
Public Service Enterprise Group, Inc.	16,758	714
PPL Corp.	13,654	644
Ameren Corp.	13,880	641
Edison International	23,617	626
Sempra Energy	16,757	606
Kinder Morgan, Inc.	8,877	558
DTE Energy Co.	12,366	522
Cinergy Corp.	13,143	520
Xcel Energy, Inc.	28,874	500
Constellation Energy Group, Inc.	12,311	490
* AES Corp.	46,291	462
KeySpan Corp.	11,558	453
* Cablevision Systems NY Group Class A	22,230	451
* Qwest Communications International Inc.	129,802	432
NiSource, Inc.	19,000	399
MCI Inc.	23,100	387
* NTL Inc.	6,218	386
Telephone & Data Systems, Inc.	4,164	350
CenturyTel, Inc.	9,600	329
SCANA Corp.	8,131	304
Questar Corp.	6,096	279
Pinnacle West Capital Corp.	6,720	279
Citizens Communications Co.	20,817	279
Wisconsin Energy Corp.	8,640	276
* U.S. Cellular Corp.	6,142	265
Energy East Corp.	10,491	264
Pepco Holdings, Inc.	12,438	248
CenterPoint Energy Inc.	22,241	230
MDU Resources Group, Inc.	8,429	222
* Nextel Partners, Inc.	13,318	221
* UnitedGlobalCom Inc. Class A	28,125	210
Alliant Energy Corp.	8,030	200
ONEOK, Inc.	7,462	194
DPL Inc.	9,147	188
NSTAR	3,803	187
TECO Energy, Inc.	13,622	184
Northeast Utilities	9,235	179
* Western Wireless Corp. Class A	6,715	173
National Fuel Gas Co.	5,936	168
Puget Energy, Inc.	7,118	162
OGE Energy Corp.	6,288	159
Great Plains Energy, Inc.	5,391	157
Hawaiian Electric Industries Inc.	5,764	153
Aqua America, Inc.	6,713	148
* Allegheny Energy, Inc.	9,187	147
* Kinder Morgan Management, LLC	3,482	145
AGL Resources Inc.	4,655	143
Energen Corp.	2,732	141
Western Gas Resources, Inc.	4,914	140
UGI Corp. Holding Co.	3,688	137
Vectren Corp.	5,446	137
* Level 3 Communications, Inc.	49,433	128
WPS Resources Corp.	2,772	125
Westar Energy, Inc.	6,146	124
Piedmont Natural Gas, Inc.	2,661	117
NICOR Inc.	3,141	115
* CMS Energy Corp.	12,066	115
* Southern Union Co.	5,516	113
Atmos Energy Corp.	4,454	112
Peoples Energy Corp.	2,643	110
* Southwestern Energy Co.	2,572	108
WGL Holdings Inc.	3,488	99
Duquesne Light Holdings, Inc.	5,486	99
PNM Resources Inc.	4,349	98
UniSource Energy Corp.	3,550	86
IDACORP, Inc.	2,900	84
Avista Corp.	4,545	82
* Sierra Pacific Resources	9,150	82
New Jersey Resources Corp.	1,923	80
* Price Communications Corp.	5,162	79
* Commonwealth Telephone Enterprises, Inc.	1,784	78
* IDT Corp. Class B	5,158	78
Black Hills Corp.	2,612	73
Southwest Gas Corp.	3,016	72
Cleco Corp.	4,164	72
Northwest Natural Gas Co.	2,233	71
CH Energy Group, Inc.	1,506	69
UIL Holdings Corp.	1,379	68
* Centennial Communications Corp. Class A	11,480	68
MGE Energy, Inc.	2,121	67
* Cincinnati Bell Inc.	18,732	65
The Laclede Group, Inc.	2,200	64
Empire District Electric Co.	2,904	60
Otter Tail Corp.	2,258	58
* El Paso Electric Co.	3,300	53
* Aquila, Inc.	16,582	52
* PTEK Holdings, Inc.	5,968	51
* Mediacom Communications Corp.	7,745	51
Surewest Communications	1,600	46
SJW Corp.	1,283	42
* UbiquiTel Inc.	10,558	42
Central Vermont Public Service Corp.	1,982	40
Connecticut Water Services, Inc.	1,506	40
Middlesex Water Co.	2,040	37
South Jersey Industries, Inc.	600	29
Green Mountain Power Corp.	1,099	29
* Alamosa Holdings, Inc.	3,700	28
* Time Warner Telecom Inc.	5,653	27
* Hector Communications Corp.	1,219	26
* General Communication, Inc.	2,800	25
* Global Crossing Ltd.	1,500	25
American States Water Co.	971	24
* IDT Corp.	1,658	24
NUI Corp.	1,411	19
* Triton PCS, Inc.	7,286	19
Maine & Maritimes Corp.	624	18
* Talk America Holdings, Inc.	3,135	16
California Water Service Group	500	15
Atlantic Tele-Network, Inc.	380	11
* Dobson Communications Corp.	8,200	11
Cascade Natural Gas Corp.	500	11
* Primus Telecommunications Group, Inc.	6,670	10
Southwest Water Co.	753	9
* Penn Octane Corp.	3,564	8
Shenandoah Telecommunications Co.	310	8
D&E Communications, Inc.	629	7
* Covista Communications, Inc.	3,805	7
* BayCorp Holdings, Ltd.	500	6
* Intrado Inc.	500	5
* Hungarian Telephone and Cable Corp.	300	3
* McLeod USA Inc.	3,739	2
* Pac-West Telecom, Inc.	1,175	1
* Z-Tel Technologies, Inc.	1,950	1
* RCN Corp.	10,437	1
* FiberNet Telecom Group, Inc.	10	-

		65,451

Other (4.6%)
General Electric Co.	755,267	25,362
* Berkshire Hathaway Inc. Class A	82	7,105
3M Co.	56,082	4,485
Honeywell International Inc.	61,567	2,208
Johnson Controls, Inc.	13,686	778
Fortune Brands, Inc.	10,376	769
Eaton Corp.	10,794	684
Textron, Inc.	9,896	636
ITT Industries, Inc.	6,504	520
Brunswick Corp.	6,773	310
Hillenbrand Industries, Inc.	4,404	223
SPX Corp.	5,616	199
Wesco Financial Corp.	498	175
Carlisle Co., Inc.	2,216	142
Teleflex Inc.	2,864	122
Lancaster Colony Corp.	2,547	107
Trinity Industries, Inc.	3,327	104
* McDermott International, Inc.	6,535	77
ALLETE, Inc.	2,112	69
Walter Industries, Inc.	4,091	66
GenCorp, Inc.	4,689	64
* Sequa Corp. Class A	615	32
* United Capital Corp.	1,046	24
Raven Industries, Inc.	500	22
* Xanser Corp.	2,966	7
Kaman Corp. Class A	400	5
* Foster Wheeler Ltd.	6,755	3

		44,298

TOTAL COMMON STOCKS
(Cost $911,871)		966,834

TEMPORARY CASH INVESTMENTS (0.6%)

Money Market Fund (0.5%)
Vanguard Market Liquidity Fund, 1.74%**	5,022,291	5,022

	Face
	Amount
	(000)

U.S. Agency Obligation (0.1%)
Federal National Mortgage Assn. (1)
(2)1.48%, 10/13/2004	$ 1,000	999

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,021)		6,021

TOTAL INVESTMENTS (100.1%)
(Cost $917,892)		972,855

OTHER ASSETS AND LIABILITIES--NET (-0.1%)		(826)

NET ASSETS (100%)		$ 972,029

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(2)Security segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $917,892,000. Net unrealized appreciation of investment securities for tax purposes was $54,963,000, consisting of unrealized gains of $182,187,000 on securities that had risen in value since their purchase and $127,224,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	11	$3,066	$1
Russell 2000 Index	3	861	21
S&P MidCap400 Index	2	594	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.